UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-3174
                                   ---------------------------------------------

                            Touchstone Tax-Free Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                      303 Broadway, Cincinnati, Ohio 45202
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

             Jill T. McGruder, 303 Broadway, Cincinnati, Ohio 45202
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (513) 362-8000
                                                   -----------------------------

Date of fiscal year end:   6/30/07
                        --------------------

Date of reporting period:  6/30/07
                         -------------------

      Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

      A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

--------------------------------------------------------------------------------
                                                                   June 30, 2007

Annual Report

--------------------------------------------------------------------------------

Touchstone Florida Tax-Free Money Market Fund

Touchstone Ohio Insured Tax-Free Fund

Touchstone Ohio Tax-Free Money Market Fund

Touchstone Tax-Free Money Market Fund

--------------------------------------------------------------------------------
[LOGO] TOUCHSTONE(R)
       INVESTMENTS

ITEM 1.  REPORTS TO STOCKHOLDERS.

Annual Report

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                          Page
--------------------------------------------------------------------------------
Letter from the President                                                    3
--------------------------------------------------------------------------------
Management's Discussion of Fund Performance (Unaudited)                    4-5
--------------------------------------------------------------------------------
Tabular Presentation of Portfolios of Investments (Unaudited)                6
--------------------------------------------------------------------------------
Statements of Assets and Liabilities                                       7-8
--------------------------------------------------------------------------------
Statements of Operations                                                     9
--------------------------------------------------------------------------------
Statements of Changes in Net Assets                                      10-11
--------------------------------------------------------------------------------
Financial Highlights                                                     12-15
--------------------------------------------------------------------------------
Notes to Financial Statements                                            16-22
--------------------------------------------------------------------------------
Portfolios of Investments:
--------------------------------------------------------------------------------
     Florida Tax-Free Money Market Fund                                  23-24
--------------------------------------------------------------------------------
     Ohio Insured Tax-Free Fund                                          25-26
--------------------------------------------------------------------------------
     Ohio Tax-Free Money Market Fund                                     27-29
--------------------------------------------------------------------------------
     Tax-Free Money Market Fund                                          30-32
--------------------------------------------------------------------------------
Notes to Portfolios of Investments                                          33
--------------------------------------------------------------------------------
Portfolio Composition (Unaudited)                                           34
--------------------------------------------------------------------------------
Report of Independent Registered Public Accounting Firm                     35
--------------------------------------------------------------------------------
Other Items (Unaudited)                                                  36-37
--------------------------------------------------------------------------------
Management of the Trust (Unaudited)                                      38-41
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LETTER FROM THE PRESIDENT
--------------------------------------------------------------------------------

Dear Fellow Shareholder,

We are pleased to provide you with the Touchstone Tax Free Trust Annual Report. Inside you will find key financial information for the twelve months ended June 30, 2007.

During the year, the economy grew at a moderate pace as the effects of the Federal Reserve Board rate hikes spread. Uncertainties about future rate increases remain, as analysts are watchful of the Fed's views of inflation, the housing and job markets, and other key economic indicators.

Recently, the bond market has become more volatile due to concerns about the exposure hedge funds and other institutions have to sub-prime mortgages. Looking ahead, the investing environment could become more volatile amid conflicting news on the economy and credit markets.

We do believe, however, that the municipal sector continues to offer attractive investment opportunities for tax-conscious investors. Tax-free bond funds and tax-free money market funds may help provide income, liquidity and stability to your investment portfolio.

When we examine where the financial markets may be headed in the year to come, we continue to believe that diversification is key to balancing risk and return. We recommend that you work with your financial professional to employ a sound asset allocation strategy that invests in a combination of stock, bond and money market mutual funds to help keep your financial strategy on course. We also suggest maintaining a long-term approach to gain the full potential benefits of investing.

We greatly appreciate your continued support. Thank you for including Touchstone as part of your investment plan.

Sincerely,


/s/ Jill T. McGruder

Jill T. McGruder
President
Touchstone Tax-Free Trust

--------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
--------------------------------------------------------------------------------

MARKET REVIEW

Growth in the U.S. economy moderated over the one-year period ending June 30, 2007. While a downturn in the housing sector negatively impacted the overall economy, surprisingly, job growth remained strong. In addition, inflation, as measured by the Consumer Price Index, declined over the course of the year. The Federal Reserve ended a two year tightening cycle in June 2006 and has held the fed funds rate steady at 5.25% for the past year. Over that period of time the Fed has maintained a consistent message, calling for moderate growth in the economy but always fearful that inflation will trend higher. In this environment, Treasury yields have generally declined over the 12-month period.

Performance of the municipal market for the period was mixed, but overall it underperformed most other fixed income sectors. Record new issue volume accounted for this relative underperformance as municipalities looked to refinance outstanding, higher yielding debt as well as sell new bonds to finance growing infrastructure needs. Longer-term maturities and lower-rated bonds experienced the best performance as yields on 30-year and low quality municipal bonds declined the most. Yields on short-term maturities were up while intermediate maturities declined marginally in yield. Performance of longer maturity bonds was aided by the steeper yield curve in the municipal market as compared to an inverted to flat yield curve in the Taxable Bond market. The steep municipal curve allowed large institutional buyers to create tender option bonds (TOB), which has put downward pressure on long-term municipal yields.

The outlook for interest rates is tied largely to the Fed's monetary policy and potential problems in the sub-prime mortgage sector. The market sees moderate to lower growth in the economy and expects that the Fed's next move will be to lower interest rates. We believe the Fed, while still concerned about inflation, is likely to remain on hold for the remainder of the year, with economic reports and news from the sub-prime mortgage sector providing the impetus for direction on interest rates.

TOUCHSTONE OHIO INSURED TAX-FREE FUND

The total return of the Touchstone Ohio Insured Tax-Free Fund was 4.19%. The total return of the Lehman Brothers Municipal Bond Index was 4.70% for the same period.

The Fund's relative performance was negatively impacted as lower-quality bonds outperformed high quality issues. We continue to advocate the Fund's consistent strategy of buying high-quality, insured Ohio municipal bonds in the 20-year maturity range. We believe that this approach provides for more consistent returns over the long-term as well as an attractive combination of tax-free yield and total return.

During the lower interest rate environment that prevailed for much of the past year the Fund had a number of bonds that were pre-refunded. This is the process whereby a municipality refinances its debt and effectively shortens the maturity of its outstanding bonds. In many instances we sold these bonds once they became pre-refunded and bought new bonds in the 20-year maturity range to maintain a consistent duration of the Fund's portfolio.

We anticipate that the Fed will hold interest rates steady for the remainder of the year and expect yields to trade in a narrow range. We do not expect a dramatic rise in longer-term yields but will use any pull back in the market to put money to work. We will maintain the strategy of buying high-quality, insured Ohio municipal bonds in the 20-year maturity range.

--------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (CONTINUED)
--------------------------------------------------------------------------------

          COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN
                THE OHIO INSURED TAX-FREE FUND - CLASS A* AND THE
                      LEHMAN BROTHERS MUNICIPAL BOND INDEX

                    ----------------------------------------
                           OHIO INSURED TAX-FREE FUND
                          AVERAGE ANNUAL TOTAL RETURNS

                               1 Year    5 Years    10 Years
                    Class A    (0.75)%    2.94%      4.00%
                    Class C     3.50%     3.18%      3.75%
                    ----------------------------------------

OHIO INSURED TAX-FREE FUND - Class A    LEHMAN BROTHERS GENERAL MUNICIPAL INDEX:
------------------------------------    ----------------------------------------
 DATE                    BALANCE              DATE                   BALANCE
 ----                    -------              ----                   -------

06/30/97                   9,525             06/30/97                 10,000
09/30/97                   9,756             09/30/97                 10,302
12/31/97                   9,976             12/31/97                 10,581
03/31/98                  10,064             03/31/98                 10,703
06/30/98                  10,195             06/30/98                 10,866
09/30/98                  10,509             09/30/98                 11,199
12/31/98                  10,532             12/31/98                 11,267
03/31/99                  10,579             03/31/99                 11,366
06/30/99                  10,380             06/30/99                 11,166
09/30/99                  10,286             09/30/99                 11,121
12/31/99                  10,205             12/31/99                 11,035
03/31/00                  10,538             03/31/00                 11,357
06/30/00                  10,652             06/30/00                 11,529
09/30/00                  10,858             09/30/00                 11,808
12/31/01                  11,389             12/31/00                 12,324
03/31/01                  11,568             03/31/01                 12,598
06/30/01                  11,598             06/30/01                 12,680
09/30/01                  11,837             09/30/01                 13,036
12/31/01                  11,740             12/31/01                 12,956
03/31/02                  11,809             03/31/02                 13,078
06/30/02                  12,195             06/30/02                 13,557
09/30/02                  12,851             09/30/02                 14,201
12/31/02                  12,804             12/31/02                 14,201
03/31/03                  12,919             03/31/03                 14,371
06/30/03                  13,223             06/30/03                 14,742
09/30/03                  13,189             09/30/03                 14,754
12/31/03                  13,399             12/31/03                 14,956
03/31/04                  13,610            3/31/2004                 15,215
06/30/04                  13,227            6/30/2004                 14,854
09/30/04                  13,754             09/30/04                 15,432
12/31/04                  13,913             12/31/04                 15,625
03/31/05                  13,817             03/31/05                 15,620
06/30/05                  14,241             06/30/05                 16,078
09/30/05                  14,179             09/30/05                 16,057
12/31/05                  14,261             12/31/05                 16,174
03/31/06                  14,239             03/31/06                 16,215
06/30/06                  14,205             06/30/06                 16,219
09/30/06                  14,720             09/30/06                 16,772
12/31/06                  14,842             12/31/06                 16,959
03/31/07                  14,944             03/31/07                 17,096
06/30/07                  14,801             06/30/07                 16,981



* The chart above represents performance of Class A shares only, which will vary from the performance of Class C shares based on the difference in loads and fees paid by shareholders in the different classes. Fund inception was April 1, 1985, and the initial public offering of Class C shares commenced on November 1, 1993.

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

--------------------------------------------------------------------------------
TABULAR PRESENTATION OF PORTFOLIOS OF INVESTMENTS (UNAUDITED)
JUNE 30, 2007
--------------------------------------------------------------------------------

The illustrations below provide each Fund's sector allocation. We hope it will be useful to shareholders as it summarizes key information about each Fund's investments.

--------------------------------------------------------------------------------
FLORIDA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------
CREDIT QUALITY                                                 (% OF NET ASSETS)
A-1 / P-1 / AAA                                                             93.3
FW1*                                                                         6.7
                                                                          ------
Total                                                                      100.0
                                                                          ------


PORTFOLIO ALLOCATION                                           (% OF NET ASSETS)
Variable Rate Demand Notes                                                  66.7
General Obligations                                                          5.4
Fixed Rate Revenue                                                          24.0
Commercial Paper                                                             3.9
                                                                          ------
Total                                                                      100.0
                                                                          ------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OHIO TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------
CREDIT QUALITY                                                 (% OF NET ASSETS)
A-1 / P-1 / AAA                                                             78.0
FW1*                                                                        22.0
                                                                          ------
Total                                                                      100.0
                                                                          ------


PORTFOLIO ALLOCATION                                           (% OF NET ASSETS)
Variable Rate Demand Notes                                                  72.9
General Obligations                                                         16.6
Fixed Rate Revenue                                                           7.0
Adjustable Rate Put Bonds                                                    3.5
                                                                          ------
Total                                                                      100.0
                                                                          ------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OHIO INSURED TAX-FREE FUND
--------------------------------------------------------------------------------
CREDIT QUALITY                                                 (% OF NET ASSETS)
AAA / Aaa                                                                   94.8
AA / Aa                                                                      2.7
A/A                                                                          2.5
                                                                          ------
Total                                                                      100.0
                                                                          ------


PORTFOLIO ALLOCATION                                           (% OF NET ASSETS)
General Obligations                                                         41.1
Prerefunded / Escrowed to Maturity                                          19.1
Hospital / Healthcare                                                       12.9
Education                                                                   12.2
Miscellaneous                                                                0.8
Water and Sewer                                                              6.6
Transportation                                                               7.2
Housing                                                                      0.1
                                                                          ------
Total                                                                      100.0
                                                                          ------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------
CREDIT QUALITY                                                 (% OF NET ASSETS)
A-1 / P-1 / AAA                                                             92.0
FW1*                                                                         8.0
                                                                          ------
Total                                                                      100.0
                                                                          ------

PORTFOLIO ALLOCATION                                           (% OF NET ASSETS)
Variable Rate Demand Notes                                                  79.1
Adjustable Rate Put Bonds                                                    2.4
Fixed Rate Revenue                                                           8.1
General Obligations                                                         10.4
                                                                          ------
Total                                                                      100.0
                                                                          ------
--------------------------------------------------------------------------------

* Equivalent to Standard & Poor's and Moody's highest short-term ratings of A-1 and P-1, respectively, based upon independent research conducted by Fort Washington Investment Advisors, Inc.

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2007
--------------------------------------------------------------------------------

                                                                        FLORIDA          OHIO          OHIO          TAX-FREE
                                                                        TAX-FREE       INSURED       TAX-FREE         MONEY
                                                                     MONEY MARKET      TAX-FREE     MONEY MARKET      MARKET
                                                                          FUND           FUND           FUND           FUND
-------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
  At amortized cost                                                  $ 25,960,344    $ 59,700,394   $273,759,820   $ 99,302,417
-------------------------------------------------------------------------------------------------------------------------------
  At market value                                                    $ 25,960,344    $ 61,028,898   $273,759,820   $ 99,302,417
Cash                                                                       16,672          39,316         53,932         57,793
Interest receivable                                                       179,335         403,103      2,152,845        630,090
Receivable for capital shares sold                                             --           3,519             --             --
Other assets                                                                1,548           4,406          5,882          5,342
-------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                           26,157,899      61,479,242    275,972,479     99,995,642
-------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
Dividends payable                                                          59,137          65,439        441,247            745
Payable to Advisor                                                         10,654          25,382        100,903         20,893
Payable to other affiliates                                                   399           3,579          5,545          9,876
Payable to Trustees                                                         5,311           5,674          6,091          4,468
Payable for securities purchased                                          300,576              --        500,960        420,806
Payable for capital shares redeemed                                            --           6,525             --             --
Other accrued expenses and liabilities                                     20,707          40,276         61,964         23,545
-------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                         396,784         146,875      1,116,710        480,333
-------------------------------------------------------------------------------------------------------------------------------

NET ASSETS                                                           $ 25,761,115    $ 61,332,367   $274,855,769   $ 99,515,309
===============================================================================================================================

NET ASSETS CONSIST OF:
Paid-in capital                                                      $ 25,766,693    $ 59,385,704   $274,854,981   $ 99,515,070
Accumulated net realized gains (losses) from security transactions         (5,578)        618,159            788            239
Net unrealized appreciation on investments                                     --       1,328,504             --             --
-------------------------------------------------------------------------------------------------------------------------------

NET ASSETS                                                           $ 25,761,115    $ 61,332,367   $274,855,769   $ 99,515,309
===============================================================================================================================

PRICING OF RETAIL SHARES
Net assets applicable to Retail shares                               $         --    $         --   $105,147,493   $         --
===============================================================================================================================
Shares of beneficial interest outstanding
  (unlimited number of shares authorized, no par value)                        --              --    105,137,462             --
===============================================================================================================================
Net asset value, offering price and redemption price per share       $         --    $         --   $       1.00   $         --
===============================================================================================================================

PRICING OF INSTITUTIONAL SHARES
Net assets applicable to Institutional shares                        $         --    $         --   $169,708,276   $         --
===============================================================================================================================
Shares of beneficial interest outstanding
  (unlimited number of shares authorized, no par value)                        --              --    169,704,531             --
===============================================================================================================================
Net asset value, offering price and redemption price per share       $         --    $         --   $       1.00   $         --
===============================================================================================================================

PRICING OF CLASS A SHARES
Net assets applicable to Class A shares                              $ 25,761,115    $ 56,162,940   $         --   $ 16,590,453
===============================================================================================================================
Shares of beneficial interest outstanding
  (unlimited number of shares authorized, no par value)                25,766,681       4,937,633             --     16,600,561
===============================================================================================================================
Net asset value and redemption price per share                       $       1.00    $      11.37   $         --   $       1.00
===============================================================================================================================
Maximum offering price per share                                     $         --    $      11.94   $         --   $         --
===============================================================================================================================

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
--------------------------------------------------------------------------------

                                                                       FLORIDA          OHIO           OHIO          TAX-FREE
                                                                       TAX-FREE        INSURED        TAX-FREE         MONEY
                                                                     MONEY MARKET      TAX-FREE     MONEY MARKET      MARKET
                                                                         FUND            FUND          FUND            FUND
-------------------------------------------------------------------------------------------------------------------------------
PRICING OF CLASS C SHARES
Net assets applicable to Class C shares                              $         --    $  5,169,427   $         --   $         --
===============================================================================================================================
Shares of beneficial interest outstanding
  (unlimited number of shares authorized, no par value)                        --         454,032             --             --
===============================================================================================================================
Net asset value, offering price and redemption price per share*      $         --    $      11.39   $         --   $         --
===============================================================================================================================

PRICING OF CLASS S SHARES
Net assets applicable to Class S shares                              $         --    $         --   $         --   $ 82,924,856
===============================================================================================================================
Shares of beneficial interest outstanding
  (unlimited number of shares authorized, no par value)                        --              --             --     82,924,663
===============================================================================================================================
Net asset value, offering price and redemption price per share       $         --    $         --   $         --   $       1.00
===============================================================================================================================

*     Redemption price per share varies by length of time shares are held.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2007
--------------------------------------------------------------------------------

                                                                      FLORIDA            OHIO             OHIO         TAX-FREE
                                                                      TAX-FREE          INSURED         TAX-FREE        MONEY
                                                                    MONEY MARKET        TAX-FREE      MONEY MARKET      MARKET
                                                                         FUND             FUND            FUND           FUND
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest income                                                      $    914,038    $  3,131,828    $  9,861,990    $  1,996,275
---------------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment advisory fees                                                  125,781         339,073       1,225,499         267,299
Distribution expenses, Retail class                                            --              --         247,047              --
Distribution expenses, Class A                                             62,877         154,454              --          42,058
Distribution expenses, Class C                                                 --          60,330              --              --
Distribution expenses, Class S                                                 --              --              --         219,820
Administration fees                                                        30,449          84,278         336,583          67,972
Transfer Agent fees, Retail class                                              --              --          33,909              --
Transfer Agent fees, Institutional class                                       --              --           6,182              --
Transfer Agent fees, Class A                                                6,677          34,904              --          15,431
Transfer Agent fees, Class C                                                   --           8,735              --              --
Transfer Agent fees, Class S                                                   --              --              --          30,251
Professional fees                                                          18,731          20,742          23,972          18,361
Custodian fees                                                              5,338          10,579          51,529          11,599
Accounting services fees                                                   12,000          18,750          24,750          17,750
Trustees' fees and expenses                                                17,178          16,553          18,032          15,161
Postage and supplies                                                        3,171          16,380          19,885          11,469
Registration fees, Retail class                                                --              --          12,091              --
Registration fees, Class A                                                  1,471           9,257              --           8,817
Registration fees, Class C                                                     --           7,245              --              --
Registration fees, Class S                                                     --              --              --           3,580
Pricing expenses                                                            5,115           9,615          21,036           6,113
Reports to shareholders                                                     3,174          12,314           5,911           6,599
Compliance fees and expenses                                                  918           1,147           1,935           1,009
Other expenses                                                                652           3,631           4,564             833
---------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                            293,532         807,987       2,032,925         744,122
Fees waived and other operating expenses reimbursed by the Advisor        (74,452)       (170,084)       (104,730)       (105,182)
Fees waived by the Administrator                                          (30,449)        (84,278)       (336,583)        (67,972)
---------------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                              188,631         553,625       1,591,612         570,968
---------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                     725,407       2,578,203       8,270,378       1,425,307
---------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains from security transactions                                 150         903,514             788             239
Net change in unrealized appreciation/depreciation on investments              --        (519,947)             --              --
---------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS                              150         383,567             788             239
---------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                           $    725,557    $  2,961,770    $  8,271,166    $  1,425,546
=================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                             FLORIDA
                                                                             TAX-FREE                      OHIO INSURED
                                                                            MONEY MARKET                     TAX-FREE
                                                                                FUND                           FUND
--------------------------------------------------------------------------------------------------------------------------------
                                                                        YEAR           YEAR            YEAR             YEAR
                                                                        ENDED          ENDED           ENDED            ENDED
                                                                       JUNE 30,       JUNE 30,        JUNE 30,        JUNE 30,
                                                                         2007           2006            2007            2006
--------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income                                               $    725,407    $    613,539    $  2,578,203    $  2,939,925
Net realized gains from security transactions                                150              --         903,514         463,336
Net change in unrealized appreciation/depreciation on investments             --              --        (519,947)     (3,729,537)
--------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                    725,557         613,539       2,961,770        (326,276)
--------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Class A                                     (725,407)       (613,539)     (2,390,149)     (2,693,310)
From net investment income, Class C                                           --              --        (188,160)       (246,822)
From net realized gains, Class A                                              --              --        (605,797)       (958,818)
From net realized gains, Class C                                              --              --         (57,110)       (109,298)
--------------------------------------------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS               (725,407)       (613,539)     (3,241,216)     (4,008,248)
--------------------------------------------------------------------------------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold                                             38,655,640      63,790,639       1,507,559       2,782,827
Reinvested distributions                                                  88,299         126,808       1,997,247       2,459,039
Payments for shares redeemed                                         (40,406,783)    (64,638,128)    (11,330,197)    (11,695,657)
--------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CLASS A SHARE TRANSACTIONS            (1,662,844)       (720,681)     (7,825,391)     (6,453,791)
--------------------------------------------------------------------------------------------------------------------------------

CLASS C
Proceeds from shares sold                                                     --              --         139,590         409,035
Reinvested distributions                                                      --              --         180,989         220,900
Payments for shares redeemed                                                  --              --      (1,876,997)     (2,851,844)
--------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CLASS C SHARE TRANSACTIONS                    --              --      (1,556,418)     (2,221,909)
--------------------------------------------------------------------------------------------------------------------------------

TOTAL DECREASE IN NET ASSETS                                          (1,662,694)       (720,681)     (9,661,255)    (13,010,224)

NET ASSETS
Beginning of year                                                     27,423,809      28,144,490      70,993,622      84,003,846
--------------------------------------------------------------------------------------------------------------------------------
End of year                                                         $ 25,761,115    $ 27,423,809    $ 61,332,367    $ 70,993,622
================================================================================================================================

UNDISTRIBUTED NET INVESTMENT INCOME                                 $         --    $         --    $         --    $         --
================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                                                          OHIO
                                                        TAX-FREE                         TAX-FREE
                                                      MONEY MARKET                     MONEY MARKET
                                                          FUND                             FUND
============================================================================================================
                                                YEAR              YEAR            YEAR            YEAR
                                                ENDED             ENDED           ENDED           ENDED
                                               JUNE 30,          JUNE 30,        JUNE 30,        JUNE 30,
                                                 2007              2006            2007            2006
============================================================================================================
FROM OPERATIONS
Net investment income                       $   8,270,378    $   6,473,158    $   1,425,307    $     972,176
Net realized gains from
  security transactions                               788           17,538              239               --
------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
  FROM OPERATIONS                               8,271,166        6,490,696        1,425,546          972,176
------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Retail             (2,884,708)      (2,237,111)              --               --
From net investment income, Institutional      (5,385,670)      (4,236,047)              --               --
From net investment income, Class A                    --               --         (479,524)        (410,299)
From net investment income, Class S                    --               --         (945,783)        (561,877)
From net realized gains, Retail                    (6,368)              --               --               --
From net realized gains, Institutional            (11,170)              --               --               --
------------------------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS
  TO SHAREHOLDERS                              (8,287,916)      (6,473,158)      (1,425,307)        (972,176)
------------------------------------------------------------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
RETAIL
Proceeds from shares sold                     154,993,833      149,098,338               --               --
Reinvested distributions                        2,872,822        2,247,099               --               --
Payments for shares redeemed                 (144,795,154)    (158,396,605)              --               --
------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
  ASSETS FROM RETAIL SHARE TRANSACTIONS        13,071,501       (7,051,168)              --               --
------------------------------------------------------------------------------------------------------------

INSTITUTIONAL
Proceeds from shares sold                     371,911,836      326,790,025               --               --
Reinvested distributions                          129,858          119,761               --               --
Payments for shares redeemed                 (385,429,495)    (336,160,764)              --               --
------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
  INSTITUTIONAL SHARE TRANSACTIONS            (13,387,801)      (9,250,978)              --               --
------------------------------------------------------------------------------------------------------------

CLASS A
Proceeds from shares sold                              --               --       14,546,505       16,325,115
Reinvested distributions                               --               --          469,892          405,444
Payments for shares redeemed                           --               --      (14,704,961)     (19,701,796)
------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM CLASS A SHARE TRANSACTIONS                      --               --          311,436       (2,971,237)
------------------------------------------------------------------------------------------------------------

CLASS S
Proceeds from shares sold                              --               --      226,477,167      122,612,554
Reinvested distributions                               --               --          946,943          566,872
Payments for shares redeemed                           --               --     (177,156,980)    (103,596,488)
------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
  CLASS S SHARE TRANSACTIONS                           --               --       50,267,130       19,582,938
------------------------------------------------------------------------------------------------------------

TOTAL INCREASE (DECREASE)
  IN NET ASSETS                                  (333,050)     (16,284,608)      50,578,805       16,611,701

NET ASSETS
Beginning of year                             275,188,819      291,473,427       48,936,504       32,324,803
------------------------------------------------------------------------------------------------------------
End of year                                 $ 274,855,769    $ 275,188,819    $  99,515,309    $  48,936,504
============================================================================================================

UNDISTRIBUTED NET INVESTMENT INCOME         $          --    $          --    $          --    $          --
============================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

FLORIDA TAX-FREE MONEY MARKET FUND

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 Year Ended June 30,
                                                     -------------------------------------------------------------------------------
                                                         2007            2006           2005             2004             2003
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year                 $    1.000       $    1.000     $    1.000       $    1.000       $    1.000
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                                  0.029            0.023          0.011            0.004            0.008
   Net realized gains (losses) on investments             0.000(A)            --         (0.000)(A)       (0.000)(A)        0.000(A)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          0.029            0.023          0.011            0.004            0.008
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
   Dividends from net investment income                  (0.029)          (0.023)        (0.011)          (0.004)          (0.008)
   Distributions from net realized gains                     --               --             --           (0.000)(A)           --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                      (0.029)          (0.023)        (0.011)          (0.004)          (0.008)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of year                       $    1.000       $    1.000     $    1.000       $    1.000       $    1.000
====================================================================================================================================
Total return                                               2.92%            2.28%          1.09%            0.36%            0.76%
====================================================================================================================================
Net assets at end of year (000's)                    $   25,761       $   27,424     $   28,144       $   29,385       $   29,657
====================================================================================================================================
Ratio of net expenses to average net assets                0.75%            0.75%          0.75%            0.75%            0.69%
Ratio of net investment income to average
  net assets                                               2.88%            2.23%          1.08%            0.35%            0.77%

(A)   Amount rounds to less than $0.001.


OHIO INSURED TAX-FREE FUND - CLASS A

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
----------------------------------------------------------------------------------------------------------------------
                                                                   YEAR ENDED JUNE 30,
----------------------------------------------------------------------------------------------------------------------
                                                2007          2006           2005           2004              2003
----------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year        $    11.45     $    12.10     $    11.68     $    12.36        $    11.94
----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                          0.45           0.46           0.45           0.48              0.49
   Net realized and unrealized gains
     (losses) on investments                      0.03          (0.49)          0.43          (0.50)             0.49
----------------------------------------------------------------------------------------------------------------------
Total from investment operations                  0.48          (0.03)          0.88          (0.02)             0.98
----------------------------------------------------------------------------------------------------------------------
Less distributions:
   Dividends from net investment income          (0.45)         (0.46)         (0.45)         (0.48)            (0.49)
   Distributions from net realized
     gains                                       (0.11)         (0.16)         (0.01)         (0.21)            (0.07)
----------------------------------------------------------------------------------------------------------------------
Total distributions                              (0.56)         (0.62)         (0.46)         (0.69)            (0.56)
----------------------------------------------------------------------------------------------------------------------
Capital contributions                               --             --             --           0.03                --
----------------------------------------------------------------------------------------------------------------------
Net asset value at end of year              $    11.37     $    11.45     $    12.10     $    11.68        $    12.36
======================================================================================================================
Total return (A)                                  4.19%         (0.25%)         7.66%          0.04%(B)          8.43%
======================================================================================================================
Net assets at end of year (000's)           $   56,163     $   64,266     $   74,604     $   77,837        $   59,683
======================================================================================================================
Ratio of net expenses to average net
  assets                                          0.75%          0.75%          0.75%          0.75%             0.75%
Ratio of net investment income to
  average net assets                              3.87%          3.87%          3.74%          3.94%             4.03%
Portfolio turnover rate                             28%            24%            30%            36%               24%

(A)   Total returns shown exclude the effect of applicable sales loads.

(B) Total return would have been (0.21%) without the capital contribution made by the Advisor.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

OHIO INSURED TAX-FREE FUND - CLASS C

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
---------------------------------------------------------------------------------------------------------------------------
                                                                                    YEAR ENDED JUNE 30,
                                                               ------------------------------------------------------------
                                                                 2007         2006         2005         2004         2003
---------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year                           $  11.46     $  12.11     $  11.69     $  12.41     $  11.96
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                                           0.36         0.37         0.36         0.39         0.40
   Net realized and unrealized gains (losses) on investments       0.04        (0.49)        0.43        (0.51)        0.52
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                   0.40        (0.12)        0.79        (0.12)        0.92
---------------------------------------------------------------------------------------------------------------------------
Less distributions:
   Dividends from net investment income                           (0.36)       (0.37)       (0.36)       (0.39)       (0.40)
   Distributions from net realized gains                          (0.11)       (0.16)       (0.01)       (0.21)       (0.07)
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                               (0.47)       (0.53)       (0.37)       (0.60)       (0.47)
---------------------------------------------------------------------------------------------------------------------------
Net asset value at end of year                                 $  11.39     $  11.46     $  12.11     $  11.69     $  12.41
===========================================================================================================================
Total return (A)                                                   3.50%       (1.00%)       6.86%       (1.03%)       7.89%
===========================================================================================================================
Net assets at end of year (000's)                              $  5,169     $  6,728     $  9,400     $  9,862     $  7,388
===========================================================================================================================
Ratio of net expenses to average net assets                        1.50%        1.50%        1.50%        1.50%        1.50%
Ratio of net investment income to average net assets               3.12%        3.12%        2.99%        3.19%        3.27%
Portfolio turnover rate                                                           28%          24%          30%      36%24%

(A)   Total returns shown exclude the effect of applicable sales loads.


OHIO TAX-FREE MONEY MARKET FUND - RETAIL

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
------------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED JUNE 30,
                                                       -----------------------------------------------------------------------
                                                          2007            2006          2005           2004            2003
------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year                   $   1.000       $   1.000     $   1.000       $   1.000       $   1.000
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income                                   0.029           0.023         0.011           0.004           0.008
   Net realized gains on investments                       0.000(A)           --            --           0.000(A)        0.000(A)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           0.029           0.023         0.011           0.004           0.008
------------------------------------------------------------------------------------------------------------------------------
Less distributions:
   Dividends from net investment income                   (0.029)         (0.023)       (0.011)         (0.004)         (0.008)
   Distributions from net realized gains                  (0.000)(A)          --        (0.000)(A)      (0.000)(A)          --
------------------------------------------------------------------------------------------------------------------------------
Total distributions                                       (0.029)         (0.023)       (0.011)         (0.004)         (0.008)
------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of year                         $   1.000       $   1.000     $   1.000       $   1.000       $   1.000
==============================================================================================================================
Total return                                                2.96%           2.31%         1.13%           0.35%           0.78%
==============================================================================================================================
Net assets at end of year (000's)                      $ 105,148       $  92,082     $  99,127       $ 165,145       $ 155,810
==============================================================================================================================
Ratio of net expenses to average net assets                 0.75%           0.75%         0.75%           0.75%           0.75%
Ratio of net investment income to average net assets        2.92%           2.26%         1.05%           0.35%           0.79%

(A)   Amount rounds to less than $0.001.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

OHIO TAX-FREE MONEY MARKET FUND - INSTITUTIONAL

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
------------------------------------------------------------------------------------------------------------------------------
                                                                                YEAR ENDED JUNE 30,
                                                       -----------------------------------------------------------------------
                                                         2007             2006          2005            2004           2003
------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year                   $   1.000       $   1.000     $   1.000       $   1.000       $   1.000
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income                                   0.032           0.025         0.014           0.006           0.010
   Net realized gains on investments                       0.000(A)           --            --           0.000(A)        0.000(A)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           0.032           0.025         0.014           0.006           0.010
------------------------------------------------------------------------------------------------------------------------------
Less distributions:
   Dividends from net investment income                   (0.032)         (0.025)       (0.014)         (0.006)         (0.010)
   Distributions from net realized gains                  (0.000)(A)          --        (0.000)(A)      (0.000)(A)          --
------------------------------------------------------------------------------------------------------------------------------
Total distributions                                       (0.032)         (0.025)       (0.014)         (0.006)         (0.010)
------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of year                         $   1.000       $   1.000     $   1.000       $   1.000       $   1.000
==============================================================================================================================
Total return                                                3.21%           2.57%         1.39%           0.60%           1.03%
==============================================================================================================================
Net assets at end of year (000's)                      $ 169,708       $ 183,107     $ 192,346       $ 174,739       $ 266,120
==============================================================================================================================
Ratio of net expenses to average net assets                 0.50%           0.50%         0.50%           0.50%           0.50%
Ratio of net investment income to average net assets        3.17%           2.50%         1.41%           0.59%           1.02%

(A)   Amount rounds to less than $0.001.


TAX-FREE MONEY MARKET FUND - CLASS A

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
------------------------------------------------------------------------------------------------------------------------------
                                                                                YEAR ENDED JUNE 30,
                                                       -----------------------------------------------------------------------
                                                          2007            2006          2005            2004            2003
------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year                   $   1.000       $   1.000     $   1.000       $   1.000       $   1.000
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income                                   0.028           0.023         0.011           0.005           0.008
   Net realized gains on investments                       0.000(A)           --            --           0.000(A)        0.000(A)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           0.028           0.023         0.011           0.005           0.008
------------------------------------------------------------------------------------------------------------------------------
Less distributions:
   Dividends from net investment income                   (0.028)         (0.023)       (0.011)         (0.005)         (0.008)
   Distributions from net realized gains --                                   --            --          (0.000)(A)          --
------------------------------------------------------------------------------------------------------------------------------
Total distributions                                       (0.028)         (0.023)       (0.011)         (0.005)         (0.008)
------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of year                         $   1.000       $   1.000     $   1.000       $   1.000       $   1.000
==============================================================================================================================
Total return                                                2.88%           2.28%         1.14%           0.50%           0.99%
==============================================================================================================================
Net assets at end of year (000's)                      $  16,590       $  16,279     $  19,250       $  20,263       $  21,375
==============================================================================================================================
Ratio of net expenses to average net assets                 0.89%           0.89%         0.89%           0.89%           0.89%
Ratio of net investment income to average net assets        2.85%           2.23%         1.13%           0.48%           0.79%


(A)   Amount rounds to less than $0.001.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

TAX-FREE MONEY MARKET FUND - CLASS S

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-------------------------------------------------------------------------------------------------------------------------------
                                                                          YEAR ENDED JUNE 30,                        PERIOD
                                                       -----------------------------------------------------         ENDED
                                                                                                                    JUNE 30,
                                                          2007            2006          2005          2004          2003(A)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                 $   1.000       $   1.000     $   1.000     $   1.000       $   1.000
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income                                   0.026           0.020         0.009         0.002           0.001
   Net realized gains on investments                       0.000(B)           --            --         0.000(B)        0.000(B)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           0.026           0.020         0.009         0.002           0.001
-------------------------------------------------------------------------------------------------------------------------------
Less distributions:
   Dividends from net investment income                   (0.026)         (0.020)       (0.009)       (0.002)         (0.001)
   Distributions from net realized gains                      --              --            --        (0.000)(B)          --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions                                       (0.026)         (0.020)       (0.009)       (0.002)         (0.001)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period                       $   1.000       $   1.000     $   1.000     $   1.000       $   1.000
===============================================================================================================================
Total return                                                2.61%           2.01%         0.87%         0.25%           0.32%(C)
===============================================================================================================================
Net assets at end of period (000's)                    $  82,925       $  32,658     $  13,075     $  16,381       $  18,692
===============================================================================================================================
Ratio of net expenses to average net assets                 1.15%           1.15%         1.15%         1.15%           1.15%(C)
Ratio of net investment income to average net assets        2.58%           2.10%         0.86%         0.22%           0.31%(C)

(A) Represents the period from commencement of operations (February 3, 2003) through June 30, 2003.
(B)   Amount rounds to less than $0.001.
(C)   Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2007
--------------------------------------------------------------------------------

1.    ORGANIZATION

The Florida Tax-Free Money Market Fund, the Ohio Insured Tax-Free Fund, the Ohio Tax-Free Money Market Fund, and the Tax-Free Money Market Fund (individually, a Fund, and collectively, the Funds) are each a separate series of Touchstone Tax-Free Trust (the Trust). The Trust is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Trust was established as a Massachusetts business trust under a Declaration of Trust dated April 13, 1981. The Declaration of Trust, as amended, permits the Trustees to issue an unlimited number of shares of each Fund.

The Funds are registered to offer different classes of shares: Retail class shares, Institutional class shares, Class A shares, Class C shares, and Class S shares. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of each Fund's investment objectives, policies, and strategies along with information on the classes of shares currently being offered.

The Ohio Insured Tax-Free Fund offers two classes of shares: Class A shares (sold subject to a maximum front-end sales load of 4.75% and a distribution fee of up to 0.25% of average daily net assets that are attributable to Class A shares), and Class C shares (sold subject to a maximum contingent deferred sales load of 1.00% for a one-year period and a distribution fee of up to 1.00% of average daily net assets that are attributable to Class C shares). Each Class A and Class C share of the Fund represents identical interests in the Fund's investment portfolio and has the same rights, except that (i) Class C shares bear the expenses of higher distribution fees, which will cause Class C shares to have a higher expense ratio and to pay lower dividends than Class A shares;
(ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

The Ohio Tax-Free Money Market Fund offers two classes of shares: Retail shares (sold subject to a distribution fee of up to 0.25% of average daily net assets of Retail shares) and Institutional shares (sold without a distribution fee). Each Retail and Institutional share of the Fund represents identical interests in the Fund's investment portfolio and has the same rights, except that (i) Retail shares bear the expenses of distribution fees, which will cause Retail shares to have a higher expense ratio and to pay lower dividends than Institutional shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; (iii) each class has exclusive voting rights with respect to matters affecting only that class; and (iv) Retail shares are subject to a lower minimum initial investment requirement and offer certain shareholder services not available to Institutional shares such as checkwriting and automatic investment and systematic withdrawal plans.

The Tax-Free Money Market Fund offers two classes of shares: Class A shares (sold subject to a distribution fee of up to 0.25% of average daily net assets of Class A shares) and Class S shares (sold subject to a distribution fee of up to 1.00% of average daily net assets that are attributable to Class S shares). The current maximum distribution fee for Class S shares is limited to 0.60% of average daily net assets of Class S shares.

2.    SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Trust's significant accounting policies:

SECURITY VALUATION -- Florida Tax-Free Money Market Fund, Ohio Tax-Free Money Market Fund and Tax-Free Money Market Fund securities are valued on an amortized cost basis, which approximates market. This involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. This method of valuation is expected to enable these Funds to maintain a constant net asset value per share. Ohio Insured Tax-Free Fund securities are valued at market using an independent pricing service which generally utilizes a computerized grid matrix of tax-exempt securities and evaluations by its staff to determine what it believes is the fair value of the securities. On limited occasions, if the valuation provided by the pricing service ignores certain market conditions affecting the value of a security or the pricing service cannot provide a valuation, the fair value of the security will be determined in good faith consistent with procedures approved by the Board of Trustees.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles (GAAP) from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Trust does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

SHARE VALUATION -- The net asset value per share of the Florida Tax-Free Money Market Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by its number of shares outstanding. The net asset value per share of each class of shares of the Ohio Insured Tax-Free Fund, the Ohio Tax-Free Money Market Fund, and the Tax-Free Money Market Fund is calculated daily by dividing the total value of each Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares outstanding attributable to that class.

The offering price per share of the Florida Tax-Free Money Market Fund, the Ohio Tax-Free Money Market Fund and the Tax-Free Money Market Fund is equal to the net asset value per share. The maximum offering price of Class A shares of the Ohio Insured Tax-Free Fund is equal to the net asset value per share plus a sales load equal to 4.99% of the net asset value (or 4.75% of the offering price). The offering price of Class C shares of the Ohio Insured Tax-Free Fund is equal to the net asset value per share.

The redemption price per share of each Fund, including each class of shares with respect to the Florida Tax-Free Money Market Fund, the Ohio Insured Tax-Free Fund, the Ohio Tax-Free Money Market Fund, and the Tax-Free Money Market Fund is equal to the net asset value per share. However, Class C shares of the Ohio Insured Tax-Free Fund are subject to a contingent deferred sales load of 1.00% (if redeemed within a one-year period from the date of purchase) of the original purchase price.

INVESTMENT INCOME -- Interest income is accrued as earned and includes, where applicable, the pro rata amortization of premium or accretion of discount.

DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are distributed daily and paid on the last business day of each month. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

SECURITY TRANSACTIONS -- Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

WHEN-ISSUED SECURITIES -- The Funds may purchase securities with delivery or payments to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction, it is required to segregate cash or other liquid assets equal to the value of the securities purchased.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

ALLOCATIONS -- Investment income earned by a Fund is allocated daily to each class of shares based on the percentage of the net asset value of settled shares of such class to the total of the net asset value of settled shares of all classes. Realized capital gains and losses and unrealized appreciation and depreciation are allocated daily to each class of shares based upon the proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses that are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated daily to each Fund based on the proportional share of each Fund's net assets in relation to total net assets of all Funds in the Trust or another reasonable measure.

ESTIMATES -- The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAX -- It is each Fund's policy to continue to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its net income, the Fund will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In addition, each Fund intends to satisfy conditions, which enable it to designate the interest income generated by its investment in municipal securities, which is exempt from federal income tax when received by the Fund, as exempt-interest dividends upon distribution to shareholders.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare and pay as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The tax character of distributions paid for the years ended June 30, 2007 and 2006 was as follows:

                                       FLORIDA
                                    TAX-FREE MONEY            OHIO INSURED
                                      MARKET FUND             TAX-FREE FUND
--------------------------------------------------------------------------------
                                   2007        2006          2007        2006
--------------------------------------------------------------------------------
From tax exempt income         $  725,407   $  613,539   $2,578,309   $2,940,132
From long-term capital gains           --           --      662,907    1,068,116
--------------------------------------------------------------------------------
                               $  725,407   $  613,539   $3,241,216   $4,008,248
--------------------------------------------------------------------------------

                                     OHIO TAX-FREE              TAX-FREE
                                     MONEY MARKET             MONEY MARKET
                                         FUND                     FUND
--------------------------------------------------------------------------------
                                   2007        2006         2007         2006
--------------------------------------------------------------------------------
From tax exempt income         $8,286,395   $6,473,158   $1,425,307   $  972,176
From long-term capital gains        1,521           --           --           --
--------------------------------------------------------------------------------
                               $8,287,916   $6,473,158   $1,425,307   $  972,176
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

The following information is computed on a tax basis for each item as of June 30, 2007:

                                                  FLORIDA
                                               TAX-FREE MONEY     OHIO INSURED
                                                 MARKET FUND      TAX-FREE FUND
--------------------------------------------------------------------------------
Tax cost of portfolio investments               $  25,960,344     $  59,700,394
================================================================================
Gross unrealized appreciation                              --         1,634,827
Gross unrealized depreciation                              --          (306,323)
--------------------------------------------------------------------------------
Net unrealized appreciation                                --         1,328,504
Capital loss carryforward                              (5,578)               --
Undistributed tax exempt income                        59,137            36,098
Undistributed ordinary income                              --            22,120
Undistributed long-term gains                              --           596,039
Other temporary differences                           (59,137)          (36,098)
--------------------------------------------------------------------------------
     Accumulated earnings (deficit)             $      (5,578)    $   1,946,663
================================================================================

                                               OHIO TAX-FREE        TAX-FREE
                                               MONEY MARKET       MONEY MARKET
                                                   FUND               FUND
--------------------------------------------------------------------------------
Tax cost of portfolio investments               $ 273,759,820     $  99,302,417
================================================================================
Undistributed tax exempt income                       441,247               745
Undistributed ordinary income                             788                41
Undistributed long-term gains                              --               198
Other temporary differences                          (441,247)             (745)
--------------------------------------------------------------------------------
     Accumulated earnings                       $         788     $         239
================================================================================

The capital loss carryforward as of June 30, 2007 in the table above expires as follows:

FUND                                                 AMOUNT      EXPIRATION DATE
--------------------------------------------------------------------------------
Florida Tax-Free Money Market Fund              $       5,380     June 30, 2013
                                                $         198     June 30, 2014
--------------------------------------------------------------------------------

The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

During the year ended June 30, 2007, the Florida Tax-Free Money Market Fund utilized $150 of capital loss carryforwards.

Reclassification of capital accounts - Reclassifications result primarily from the difference in the tax treatment of paydown securities. These reclassifications have no impact on the net assets or net asset value per share of the Funds and are designed to present the Funds' capital accounts on a tax basis. For the year ended June 30, 2007, the Ohio Insured Tax-Free Fund reclassified $106 of net investment loss to accumulated net realized gains on the Statement of Assets and Liabilities.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as the Fund's last NAV calculation in the first required financial statement reporting period. As a result, the Funds will incorporate FIN 48 in their semi annual report on December 31, 2007. Management is in the process of determining the impact of adoption.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

3.    INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments and government securities) were as follows for the year ended June 30, 2007:

                                                                   OHIO INSURED
                                                                   TAX-FREE FUND
-------------------------------------------------------------------------------
Purchases of investment securities                                  $18,790,841
Proceeds from sales and maturities of investment securities         $26,077,586
-------------------------------------------------------------------------------

4.    TRANSACTIONS WITH AFFILIATES

MANAGEMENT AGREEMENT

Touchstone Advisors, Inc. (the Advisor) provides general investment supervisory services for the Funds, under the terms of an Advisory Agreement. Under the Advisory Agreement, each Fund pays the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets of each Fund as follows:

--------------------------------------------------------------------------------
0.50% on the first $100 million
0.45% on the next $100 million
0.40% on the next $100 million
0.375% of such assets in excess of $300 million
--------------------------------------------------------------------------------

Fort Washington Investment Advisors, Inc. (Sub-Advisor) has been retained by the Advisor to manage the investments of the Funds under the terms of a Sub-Advisory Agreement. The Sub-Advisor is a wholly-owned indirect subsidiary of The Western and Southern Life Insurance Company. The Advisor (not the Funds) pays the Sub-Advisor a fee for these services.

ADMINISTRATION AND ACCOUNTING SERVICES AGREEMENT

Effective January 1, 2007, the Advisor entered into an Administration and Accounting Services Agreement with the Trust, whereby the Advisor is responsible for supplying executive and regulatory compliance services, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to, and filings with, the Securities and Exchange Commission and state securities authorities, materials for meetings of the Board of Trustees, calculating the daily net asset value per share and maintaining the financial books and records of each Fund. For its services, the Advisor receives an annual fee of 0.20% of the aggregate average daily net assets of the Trust, Touchstone Funds Group Trust, Touchstone Investment Trust (excluding Institutional Money Market Fund), and Touchstone Strategic Trust up to and including $6 billion; 0.16% of the next $4 billion of aggregate average daily net assets; and 0.12% of the aggregate average daily net assets of all such assets in excess of $10 billion. The fee is allocated among the Funds on the basis of relative daily net assets.

Prior to January 1, 2007, administrative and accounting services were provided to the Trust by JPMorgan (formerly Integrated Investment Services, Inc.) pursuant to an Administration Agreement and Accounting Services Agreement under which the Funds paid JPMorgan a monthly fee and reimbursed JPMorgan for certain out-of-pocket expenses. Effective January 1, 2007, the Advisor engaged JPMorgan as the Sub-Administrator to the Trust. JPMorgan provides administrative and accounting services to the Trust and is compensated directly by the Advisor, not the Trust.

EXPENSE LIMITATION AGREEMENT

The Trust and the Advisor have entered into an Expense Limitation Agreement to contractually limit operating expenses of the Florida Tax-Free Money Market Fund, Ohio Insured Tax-Free Fund, Ohio Tax-Free Money Market Fund, and Tax-Free Money Market Fund. The maximum operating expense limit in any year with respect to the Funds is based on a percentage of the average daily net assets of the Funds. The Advisor has agreed to waive advisory fees and reimburse expenses in order to maintain expense limitations for the Funds as follows through June 30, 2008:

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                      CLASS R     CLASS I     CLASS A     CLASS C     CLASS S
---------------------------------------------------------------------------------------------
Florida Tax-Free Money Market Fund       --          --        0.75%         --          --
Ohio Insured Tax-Free Fund               --          --        0.75%       1.50%         --
Ohio Tax-Free Money Market Fund        0.75%       0.50%         --          --          --
Tax-Free Money Market Fund               --          --        0.89%         --        1.15%

For the year ended June 30, 2007, the Advisor waived investment advisory fees, administration fees, and/or reimbursed expenses as follows:

                                                                    OTHER
                                                   INVESTMENT     OPERATING
                                                    ADVISORY       EXPENSES     ADMINISTRATION
                                                   FEES WAIVED    REIMBURSED      FEES WAIVED
----------------------------------------------------------------------------------------------
Florida Tax-Free Money Market Fund                $     11,575   $     62,877   $       30,449
Ohio Insured Tax-Free Fund                        $         --   $    170,084   $       84,278
Ohio Tax-Free Money Market Fund                   $         --   $    104,730   $      336,583
Tax-Free Money Market Fund                        $         --   $    105,182   $       67,972

TRANSFER AGENT AGREEMENT

Under the terms of the Transfer Agent Agreement between the Trust and JPMorgan, JPMorgan maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, JPMorgan receives a monthly fee per shareholder account from each Fund. In addition, each Fund pays JPMorgan out-of-pocket expenses including, but not limited to, postage and supplies.

UNDERWRITING AGREEMENT

Touchstone Securities, Inc. (the Underwriter) is the Funds' principal underwriter and, as such, acts as the exclusive agent for distribution of the Funds' shares. Under the terms of the Underwriting Agreement between the Trust and the Underwriter, the Underwriter earned $5,174 from underwriting and broker commissions on the sale of Class A shares of the Ohio Insured Tax-Free Fund during the year ended June 30, 2007. In addition, the Underwriter collected $1,802 of contingent deferred sales loads on the redemption of Class C shares of the Ohio Insured Tax-Free Fund.

PLANS OF DISTRIBUTION

The Trust has a Plan of Distribution (Class A Plan) under which shares of the Florida Tax-Free Money Market Fund and Class A shares or Retail shares of all other Funds may directly incur or reimburse the Advisor or the Underwriter for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class A Plan is 0.25% of average daily net assets attributable to such shares.

The Trust also has a Plan of Distribution (Class C Plan) under which Class C shares of the Ohio Insured Tax-Free Fund may directly incur or reimburse the Advisor or the Underwriter for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class C Plan is 1.00% of average daily net assets attributable to Class C shares.

The Trust also has a Plan of Distribution (Class S Plan) under which Class S shares of the Tax-Free Money Market Fund may directly incur or reimburse the Advisor or the Underwriter for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class S Plan is 1.00% of average daily net assets attributable to such shares. The current distribution expense fee for Class S shares is limited to 0.60% of average daily net assets attributable to such shares.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

COMPLIANCE SERVICES AGREEMENT

Under the terms of the Compliance Services Agreement between the Trust and JPMorgan, JPMorgan provides certain compliance services to the Trust for a fee, including developing and assisting in implementing a compliance program for JPMorgan on behalf of the Funds and providing administrative support services to the Funds' Compliance Program and Chief Compliance Officer. For these services, JPMorgan receives a quarterly fee from each Fund.

OFFICERS/AFFILIATED COMPANIES

Certain officers of the Trust were also officers of the Advisor, Underwriter and/or JPMorgan during the year ended June 30, 2007. The Advisor, Underwriter and Integrated Investment Services, Inc. were each wholly-owned indirect subsidiaries of The Western and Southern Life Insurance Company
(Western-Southern). On April 1, 2007, Western Southern sold Integrated Investment Services, Inc. to JPMorgan.

5.    CAPITAL SHARE TRANSACTIONS

Capital share transactions for the Florida Tax-Free Money Market Fund, the Ohio Tax-Free Money Market Fund and the Tax-Free Money Market Fund are the same as the dollar value of those transactions as shown in the Statements of Changes in Net Assets. Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets for the Ohio Insured Tax-Free Fund are the result of the following capital share transactions:

                                                           OHIO INSURED
                                                           TAX-FREE FUND
--------------------------------------------------------------------------------
                                                        YEAR           YEAR
                                                        ENDED          ENDED
                                                       JUNE 30,       JUNE 30,
                                                         2007           2006
--------------------------------------------------------------------------------
CLASS A
Shares sold                                             129,809         237,282
Shares reinvested                                       171,567         209,846
Shares redeemed                                        (977,738)       (997,466)
--------------------------------------------------------------------------------
Net decrease in shares outstanding                     (676,362)       (550,338)
Shares outstanding, beginning of year                 5,613,995       6,164,333
--------------------------------------------------------------------------------
Shares outstanding, end of year                       4,937,633       5,613,995
================================================================================

CLASS C
Shares sold                                              12,057          35,097
Shares reinvested                                        15,528          18,821
Shares redeemed                                        (160,738)       (242,714)
--------------------------------------------------------------------------------
Net decrease in shares outstanding                     (133,153)       (188,796)
Shares outstanding, beginning of year                   587,185         775,981
--------------------------------------------------------------------------------
Shares outstanding, end of year                         454,032         587,185
================================================================================

6.    COMMITMENTS AND CONTINGENCIES

The Funds indemnify the Trust's officers and trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
FLORIDA TAX-FREE MONEY MARKET FUND - JUNE 30, 2007
--------------------------------------------------------------------------------

   PRINCIPAL                                                                 COUPON      MATURITY       MARKET
    AMOUNT                                                                    RATE         DATE         VALUE
----------------------------------------------------------------------------------------------------------------

               FIXED RATE REVENUE & GENERAL OBLIGATION BONDS -- 29.7%
   $  200,000  FL St Dept Environmental Protection Preservation Rev Ser A     5.000        7/1/07   $    200,000
      150,000  FL St Dept Trans UTGO (Right Of Way-A) Prerefunded @ 101       4.875        7/1/07        151,500
      150,000  FL St Dept Trans UTGO Ser B Prerefunded @ 101                  5.500        7/1/07        151,500
      150,000  FL St Tpk Auth Rev (Dept of Trans) Ser A                       5.500        7/1/07        150,000
      175,000  FL St Tpk Auth Rev Ser A                                       5.000        7/1/07        175,000
      300,000  LA Pub Facs Auth Hosp Rev (Franciscan Missionaries) Ser C      5.250        7/1/07        300,000
      500,000  AMP OH Elect Rev BANS (Woodville Village)                      4.350       7/19/07        500,060
      250,000  Oak Creek Franklin WI Jt SD UTGO BANS Prerefunded @ 100        4.250       7/25/07        250,000
      300,000  Alachua Co FL Pub Impt Rev Ser A                               4.000        8/1/07        300,084
      300,000  Alachua Co FL Pub Impt Rev Ser B                               4.000        8/1/07        300,056
      150,000  Hillsborough Co FL Util Ref Rev                                4.000        8/1/07        150,058
      150,000  MT St Long Range Bldg Ser C UTGO                               5.250        8/1/07        150,169
      240,000  RI St Cons Dev Ln Ser A UTGO Prerefunded @ 101                 5.000        8/1/07        242,636
      400,000  AMP OH Elect Rev BANS (Carey Village)                          4.400        8/2/07        400,086
      100,000  Miami Beach FL Wtr & Swr Rev Prerefunded @ 100                 5.400        9/1/07        100,269
      165,000  Broward Co FL Wtr & Swr Util Rev Ser B                         4.000       10/1/07        165,141
      360,000  Kissimmee FL Util Auth Elec Sys Rev                            5.000       10/1/07        361,195
      500,000  Manatee Co FL Pub Utils Rev                                    4.000       10/1/07        500,417
      400,000  Orange Co FL Tourist Dev Tax Rev                               5.000       10/1/07        401,221
      400,000  Tampa FL GTD Entitlement Rev                                   6.000       10/1/07        402,429
      750,000  Pinellas Co FL Hlth Facs Auth Rev Baycare A1                   5.000      11/15/07        753,706
      310,000  Tampa FL Hlth Catholic Hlth Sys East A1                        5.500      11/15/07        312,109
      100,000  Springfield OH CSD UTGO                                        4.100       12/1/07        100,167
      220,000  Willard OH Var Purp Impt LTGO BANS                             4.250       1/23/08        220,482
      300,000  Mentor On The Lake OH LTGO BANS                                4.150       6/25/08        300,850
      300,000  AMP OH Elect Sys BANS (Newton Falls)                           4.250       6/30/08        300,633
      300,000  Columbiana OH Elec Sys Impt BANS                               4.250       7/10/08        300,576
----------------------------------------------------------------------------------------------------------------
               TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS                                  $  7,640,344
----------------------------------------------------------------------------------------------------------------

               FLOATING & VARIABLE RATE DEMAND NOTES -- 67.2%
   $1,100,000  Alachua Co FL Hlth Facs (Shands Teaching Hosp)                 3.890        7/1/07   $  1,100,000
    1,000,000  Collier Co FL Hlth Fac Auth Hosp Rev (Cleveland Clinic)        3.860        7/1/07      1,000,000
      400,000  FL St Brd Ed Muni Secs Tr Rcpts Ser SGA 102                    3.930        7/1/07        400,000
    1,100,000  Jacksonville FL Elect Auth Rev Ser B                           3.860        7/1/07      1,100,000
      200,000  Jacksonville FL Hlth Facs Hosp Rev (Baptist Med Ctr)           3.880        7/1/07        200,000
      500,000  Manatee Co FL PCR (Florida Pwr & Light Co)                     3.900        7/1/07        500,000
    1,000,000  Orange Co FL Hlth Facs Auth Rev (Orlando Regl Hlthcare)        3.890        7/1/07      1,000,000
        5,000  Sarasota Co FL Pub Hosp (Sarasota Mem Hosp)                    3.900        7/1/07          5,000
      390,000  Broward Co FL HFA MFH Rev (Jacaranda Village Apts)             3.730        7/4/07        390,000
      100,000  Lee Co FL HFA MFH Rev (Forestwood Apts)                        3.740        7/4/07        100,000
      605,000  Marion Co FL HFA (Paddock Apts)                                3.730        7/4/07        605,000
      500,000  Nassau Co FL PCR (Rayonier)                                    3.770        7/4/07        500,000
      500,000  Orange Co FL HFA Rev                                           3.730        7/4/07        500,000
      505,000  Pinellas Co FL Edl Facs Auth Rev (Shorecrest Prep)             3.730        7/4/07        505,000
      500,000  Port St Lucie FL Util Rev                                      3.720        7/4/07        500,000
      450,000  Volusia Co FL HFA Rev (Fishermans Landing)                     3.730        7/4/07        450,000
      675,000  Duval Co FL HFA MFH Rev (Glades Apts)                          3.730        7/5/07        675,000
      450,000  Duval Co FL HFA MFH Rev (Lighthouse Bay Apts)                  3.730        7/5/07        450,000
      100,000  FL Higher Edl Facs Auth Rev (St Thomas Univ)                   3.890        7/5/07        100,000
       10,000  Gulf Breeze FL Loc Govt Loan Prog B                            3.750        7/5/07         10,000
      350,000  Gulf Breeze FL Muni Bond Fund Ser A                            3.770        7/5/07        350,000
      100,000  Highlands Co FL Hlth Facs Auth Rev (Adventist Hlth)            3.740        7/5/07        100,000
      250,000  Hillsborough Co FL  Rev (Carrollwood Day)                      3.730        7/5/07        250,000
    1,000,000  Jacksonville FL Econ Dev Hlthcare Facs Rev                     3.800        7/5/07      1,000,000
      500,000  Lexington-Fayette Co KY Urban Govt (Liberty Ridge)             3.830        7/5/07        500,000

--------------------------------------------------------------------------------
FLORIDA TAX-FREE MONEY MARKET FUND (CONTINUED)
--------------------------------------------------------------------------------

   PRINCIPAL                                                                 COUPON      MATURITY       MARKET
    AMOUNT                                                                    RATE         DATE         VALUE
----------------------------------------------------------------------------------------------------------------

               FLOATING & VARIABLE RATE DEMAND NOTES -- 67.2% (CONTINUED)
   $  100,000  Palm Beach Co FL Edl Facs Auth Rev (Atlantic College)          3.750        7/5/07   $    100,000
      900,000  Palm Beach Co FL Rev (Henry Morrison Flagler)                  3.760        7/5/07        900,000
      800,000  Palm Beach Co FL Rev (Morse Oblig Group)                       3.750        7/5/07        800,000
      200,000  Seminole Co FL IDA (FL Living Nursing Ctr)                     3.930        7/5/07        200,000
    1,000,000  Seminole Co FL IDA Rev (Master Academy)                        3.750        7/5/07      1,000,000
      500,000  Storm Lake IA Higher Ed Facs Rev (Buena Vista Univ)            3.880        7/5/07        500,000
      500,000  Univ of North FL Fndtn Inc Rev Cap Impt                        3.730        7/5/07        500,000
      100,000  Univ of North FL Rev (Parking Sys)                             3.730        7/5/07        100,000
      930,000  Lee Co FL IDA Hlthcare Facs Rev (Bonita Cmnty Hlth)            3.790        7/6/07        930,000
----------------------------------------------------------------------------------------------------------------
               TOTAL FLOATING & VARIABLE RATE DEMAND NOTES                                          $ 17,320,000
----------------------------------------------------------------------------------------------------------------

               COMMERCIAL PAPER -- 3.9%
   $1,000,000  Jacksonville FL Hlth Facs Auth Rev (Baptist Med Ctr)           3.650        8/6/07   $  1,000,000
----------------------------------------------------------------------------------------------------------------

               TOTAL INVESTMENT SECURITIES -- 100.8%
               (Amortized Cost $25,960,344)                                                         $ 25,960,344

               LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.8%)                                          (199,229)
----------------------------------------------------------------------------------------------------------------

               NET ASSETS -- 100.0%                                                                 $ 25,761,115
================================================================================================================

See accompanying notes to portfolios of investments and notes to financial statements.

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
OHIO INSURED TAX-FREE FUND - JUNE 30, 2007
--------------------------------------------------------------------------------

   PRINCIPAL                                                                 COUPON      MATURITY       MARKET
    AMOUNT                                                                    RATE         DATE         VALUE
----------------------------------------------------------------------------------------------------------------

               FIXED RATE REVENUE & GENERAL OBLIGATION BONDS -- 99.3%
   $   74,906  Columbus OH Special Assessment GO                              5.050      04/15/08   $     75,633
    1,035,000  Reading OH Rev (St Mary's Ed Institute)                        5.550      02/01/10      1,073,523
       55,500  Cuyahoga Co OH Mtg Rev (West Tech Apts)                        5.100      09/20/10         55,206
    1,000,000  Hilliard OH CSD GO Prerefunded @ 101                           5.750      12/01/10      1,066,800
      525,000  Kings OH LSD GO Prerefunded @ 101                              6.050      12/01/10        565,068
    1,000,000  Summit Co OH GO Prerefunded @ 101                              6.000      12/01/10      1,073,400
      120,000  Cuyahoga Co OH Hosp Rev (Univ Hosp) Escrowed to Maturity       9.000      06/01/11        132,608
    1,000,000  Lorain Co OH Hosp Rev (Catholic Hlth)                          5.625      10/01/11      1,058,930
    1,000,000  Hamilton Co OH Swr Sys Rev                                     5.500      12/01/11      1,062,710
    1,000,000  Pickerington OH LSD UTGO Prerefunded @ 100                     5.250      12/01/11      1,051,830
    1,000,000  Monroe OH LSD UTGO Prerefunded @ 100                           5.000      12/01/12      1,048,280
    1,750,000  Eaton OH CSD GO Prerefunded @ 101                              5.000      12/01/13      1,848,613
    1,200,000  Ross Twp OH LSD UTGO Prerefunded @ 100                         5.000      12/01/13      1,265,940
    1,480,000  Lakewood OH CSD GO Prerefunded @ 100                           5.250      12/01/14      1,593,812
      660,000  West Chester Twp OH GO                                         5.500      12/01/14        704,596
      400,000  Warren OH Wtr Wrks Rev                                         5.500      11/01/15        428,032
      925,000  Buckeye Valley OH LSD GO                                       6.850      12/01/15      1,027,786
      620,000  Columbus-Polaris Hsg Corp Rev Prerefunded @ 100                7.400      01/01/16        703,973
    2,750,000  Little Miami OH LSD GO Prerefunded @ 100                       5.000      12/01/16      2,935,102
    1,260,000  Cleveland OH Arpt Sys Rev                                      5.125      01/01/17      1,279,177
    1,000,000  Lorain Co OH Hosp Rev (Catholic Hlth Partners)                 5.500      09/01/19      1,047,710
    1,000,000  Lucas Co OH Hosp Rev (Promedica Hlth Grp)                      5.625      11/15/19      1,044,170
    1,085,000  West Clermont OH LSD GO                                        5.000      12/01/19      1,125,069
      850,000  West Chester Twp OH GO                                         5.000      12/01/20        880,940
    1,210,000  Cincinnati OH Tech College Rev                                 5.250      10/01/21      1,277,821
    1,185,000  Akron OH Impt GO                                               5.000      12/01/22      1,225,705
      765,000  Fairfield Co OH GO                                             5.000      12/01/22        790,796
      250,000  OH St Higher Ed Fac (Xavier Univ)                              5.000      05/01/23        258,013
    1,050,000  Harrison OH Wst Wtr Sys Rev                                    5.250      11/01/23      1,106,553
    1,000,000  Akron OH Var Purp GO                                           5.000      12/01/23      1,032,870
      450,000  Columbus OH TIF Rev (Polaris)                                  4.750      12/01/23        456,611
      865,000  Fairfield Co OH GO                                             5.000      12/01/23        900,543
    1,000,000  OH St Higher Ed Fac Rev (Univ Dayton)                          5.000      12/01/23      1,035,050
    2,000,000  South-Western CSD UTGO                                         4.750      12/01/23      2,037,980
    1,000,000  Toledo OH CSD GO                                               5.000      12/01/23      1,033,220
    1,000,000  Hamilton Co OH Hosp Rev (Childrens Hosp Med Ctr)               5.000      05/15/24      1,030,440
      400,000  Springboro OH Swr Sys Rev                                      5.000      06/01/24        413,932
      825,000  Parma OH GO                                                    4.750      12/01/24        839,396
    1,000,000  Columbus OH Arpt Rev                                           5.000      01/01/25      1,035,190
    1,040,000  Franklin Co OH Hosp Rev (Childrens Hosp)                       5.000      05/01/25      1,073,966
      810,000  Big Walnut OH LSD GO                                           5.000      12/01/25        838,909
    1,885,000  Kings OH LSD UTGO                                              5.000      12/01/25      1,956,065
      580,000  New Albany Plain OH LSD GO                                     5.000      12/01/25        596,211
    1,000,000  Univ of Cincinnati OH General Rcpts                            4.750      06/01/26      1,011,570
    1,500,000  Richland Co OH Hosp Facs Rev (MedCentral Hlth Sys)             5.125      11/15/26      1,523,925
    1,995,000  Butler CO OH Trans Dist                                        4.750      12/01/26      2,012,895
    1,085,000  Elyria OH Var Purp GO                                          5.000      12/01/26      1,129,637
    1,090,000  Fairborn OH CSD GO                                             5.000      12/01/26      1,133,709
    3,000,000  OH St Higher Ed Fac Rev (Univ Dayton)                          5.000      12/01/26      3,116,399
    2,100,000  Oregon OH CSD GO                                               5.000      12/01/27      2,172,072
    1,665,000  Wauseon OH Exempted Village SD GO                              4.750      12/01/27      1,682,016
      650,000  Univ of Cincinnati OH General Rcpts                            5.000      06/01/28        677,346
    1,185,000  Delaware OH GO                                                 5.000      12/01/28      1,231,902
      900,000  Licking Heights OH LSD GO                                      6.400      12/01/28      1,118,628
    1,000,000  Mason OH Swr Sys Rev                                           5.000      12/01/28      1,030,620
----------------------------------------------------------------------------------------------------------------
               TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS                                  $ 60,928,898
----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OHIO INSURED TAX-FREE FUND (CONTINUED)
--------------------------------------------------------------------------------

   PRINCIPAL                                                                 COUPON      MATURITY       MARKET
    AMOUNT                                                                    RATE         DATE         VALUE
----------------------------------------------------------------------------------------------------------------

               FLOATING & VARIABLE RATE DEMAND NOTES -- 0.2%
   $  100,000  Univ of Akron OH General Rcpts                                 3.740      07/05/07   $    100,000
----------------------------------------------------------------------------------------------------------------

               TOTAL INVESTMENT SECURITIES -- 99.5%
               (Amortized Cost $59,700,394)                                                         $ 61,028,898

               OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.5%                                             303,469
----------------------------------------------------------------------------------------------------------------

               NET ASSETS -- 100.0%                                                                 $ 61,332,367
================================================================================================================

See accompanying notes to portfolios of investments and notes to financial statements.

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
OHIO TAX-FREE MONEY MARKET FUND - JUNE 30, 2007
--------------------------------------------------------------------------------

   PRINCIPAL                                                                 COUPON      MATURITY       MARKET
    AMOUNT                                                                    RATE         DATE         VALUE
----------------------------------------------------------------------------------------------------------------

               FIXED RATE REVENUE & GENERAL OBLIGATION BONDS -- 23.5%
   $1,000,000  Columbiana OH Elect Sys Impt Rev BANS                          4.300      07/11/07   $  1,000,067
      995,000  Columbiana OH Wtr Main Impt BANS                               4.400      08/08/07        995,253
    1,285,000  AMP OH Elect Rev BANS (Bryan)                                  3.900      08/17/07      1,285,000
    3,159,000  Jackson Co OH Var Purp LTGO BANS                               4.300      09/06/07      3,160,979
      783,555  Parma Heights OH LTGO BANS                                     3.700      09/20/07        783,555
      820,000  Warrensville Heights OH Var Purp LTGO BANS                     3.950      09/20/07        820,444
    3,500,000  Cuyahoga Heights OH UTGO BANS                                  4.500      09/27/07      3,506,614
      796,000  Oakwood OH LTGO BANS                                           4.050      09/27/07        796,467
    1,000,000  OH St Higher Ed Rev (Case Western Reserve Univ)
                 Prerefunded @ 101)                                           5.125      10/01/07      1,013,273
    2,500,000  Vermilion OH Var Purp LTGO BANS                                4.250      10/11/07      2,503,886
      750,000  Ontario OH Wtr Sys Impt LTGO BANS                              4.000      10/17/07        750,540
    2,045,000  Kent OH Var Purp LTGO BANS                                     4.250      10/18/07      2,048,877
    1,455,000  AMP OH Var Purp RANS                                           3.650      11/01/07      1,455,000
    2,500,000  Canal Winchester OH LTGO BANS (Diley Road)                     4.900      11/07/07      2,507,741
    1,165,000  AMP OH Elect Rev BANS (Monroeville Village)                    3.700      11/15/07      1,165,000
    2,070,000  AMP OH Elect Rev BANS (Shelby)                                 3.700      11/15/07      2,070,000
    1,000,000  Solon OH Var Purp UTGO BANS                                    4.000      11/21/07      1,001,529
      955,000  AMP OH Elect Rev BANS (Amherst)                                3.700      11/29/07        955,000
    1,640,000  AMP OH Elect Rev BANS (Bowling Green)                          3.700      11/29/07      1,640,000
    3,000,000  Deerfield Twp OH Var Purp LTGO BANS                            3.610      11/29/07      3,000,000
    1,600,000  Niles OH Wtr Sys Impt LTGO BANS                                4.250      11/30/07      1,602,917
      250,000  Franklin Co OH Convention Facs Auth Rev Prerefunded @ 101      5.000      12/01/07        253,824
    1,780,000  AMP OH Elect Rev BANS (Edgerton)                               4.000      12/06/07      1,781,499
    1,610,000  Oakwood OH Street Impt LTGO BANS                               4.150      12/06/07      1,613,049
    2,180,000  North Baltimore OH LSD BANS                                    4.350      12/13/07      2,185,754
    3,600,000  Morgan OH LSD UTGO BANS                                        4.500      12/19/07      3,608,245
    1,500,000  Willard OH BANS LTGO                                           4.250      01/23/08      1,503,286
      885,000  Southwest Regl Wtr Dist OH Rev BANS                            4.250      03/12/08        887,984
    1,200,000  Mason OH Golf Course Acq LTGO BANS                             4.250      03/13/08      1,204,882
    3,800,000  Niles OH LTGO BANS                                             4.125      03/13/08      3,808,366
    1,500,000  Hamilton Twp OH UTGO BANS                                      4.250      03/20/08      1,505,218
    2,560,000  Henry Co OH Var Purp LTGO                                      4.500      03/21/08      2,573,400
    3,000,000  Ironton OH CSD UTGO BANS                                       4.300      05/28/08      3,009,157
    3,880,000  Middletown OH CSD UTGO BANS                                    4.250      06/05/08      3,895,638
    2,100,000  AMP OH Elect Sys BANS (Newton Falls)                           4.250      06/30/08      2,104,416
      500,000  Columbiana OH Elec Sys Impt BANS                               4.250      07/10/08        500,960
----------------------------------------------------------------------------------------------------------------
               TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS                                  $ 64,497,820
----------------------------------------------------------------------------------------------------------------

               FLOATING & VARIABLE RATE DEMAND NOTES -- 72.7%
   $2,030,000  Cuyahoga Co OH IDR (S&R Playhouse Rlty)                        3.750      07/01/07   $  2,030,000
    5,250,000  Montgomery Co OH (Miami Valley Hosp)                           3.860      07/01/07      5,250,000
    1,720,000  OH St Air Quality Rev PCR (OH Edison)                          3.900      07/01/07      1,720,000
      300,000  OH St Higher Ed Fac (Case Western)                             3.900      07/01/07        300,000
    2,100,000  OH St PCR (Sohio Water)                                        3.880      07/01/07      2,100,000
    4,050,000  OH St Wtr Dev Auth Rev (FirstEnergy) Ser A                     3.900      07/01/07      4,050,000
      810,000  Centerville OH Hthcare (Bethany Luth Village)                  3.780      07/04/07        810,000
    3,000,000  Cleveland OH Arpt Sys Rev Tr Rcpts SGA 126                     3.780      07/04/07      3,000,000
    1,515,000  Cuyahoga Co OH Ed Fac (Utd Cerebral Palsy Assn)                3.800      07/04/07      1,515,000
      325,000  Erie Co OH IDR (Toft Dairy Inc)                                3.800      07/04/07        325,000
      585,000  Hamilton Co OH Hlth Facs (St Aloysius Orphanage)               3.800      07/04/07        585,000
    1,300,000  Hamilton Co OH Hosp Facs Rev (Eliz Gamble)                     3.700      07/04/07      1,300,000
    2,900,000  Kent St Univ Gen Rcpts Rev                                     3.700      07/04/07      2,900,000
    3,800,000  Lake Co OH Hosp Facs Rev (Lake Hosp)                           3.820      07/04/07      3,800,000
    1,510,000  Lorain Co OH IDR (EMH Regl Med Ctr)                            3.800      07/04/07      1,510,000
    4,000,000  Middletown OH Dev Rev (Bishop-Fenwick HS)                      3.830      07/04/07      4,000,000
    1,900,000  Montgomery Co OH EDR (Dayton Art Inst)                         3.830      07/04/07      1,900,000

--------------------------------------------------------------------------------
OHIO TAX-FREE MONEY MARKET FUND (CONTINUED)
--------------------------------------------------------------------------------

   PRINCIPAL                                                                 COUPON      MATURITY       MARKET
    AMOUNT                                                                    RATE         DATE         VALUE
----------------------------------------------------------------------------------------------------------------

               FLOATING & VARIABLE RATE DEMAND NOTES -- 72.7% (CONTINUED)
   $6,900,000  Montgomery Co OH Rev (Catholic Hlth) Ser B                     3.780      07/04/07   $  6,900,000
    2,550,000  OH St Air Quality Dev Auth Rev (FirstEnergy) Ser B             3.780      07/04/07      2,550,000
    4,200,000  OH St Air Quality Rev (OH Edison) Ser A                        3.750      07/04/07      4,200,000
    4,500,000  OH St Wtr Dev Auth PCR Facs (First Energy)                     3.750      07/04/07      4,500,000
    3,480,000  OH Wtr Dev Auth Rev (Purewater)                                3.750      07/04/07      3,480,000
      150,000  Orrville OH Hosp Facs Rev (Orrville Hosp Fdtn)                 3.850      07/04/07        150,000
      800,000  Puerto Rico Elect Pwr Auth Tr Rcpts Ser SGA 43                 3.740      07/04/07        800,000
      900,000  Scioto Co OH Hosp Rev (VHA Ctr) Ser G                          3.770      07/04/07        900,000
    3,700,000  ABN AMRO MuniTOPS Ctfs Tr 2001-03 (Westerville OH CSD)         3.760      07/05/07      3,700,000
    5,000,000  ABN AMRO MuniTOPS Ctfs Tr 2006-4                               3.780      07/05/07      5,000,000
    4,040,000  Akron Bath Copley OH Hosp (Summa Hlth) Ser B                   3.750      07/05/07      4,040,000
      500,000  Ashtabula Co OH Hosp (Ashtabula Co Med Ctr)                    3.750      07/05/07        500,000
    3,800,000  Athens Co OH Port Auth (Hsg for OH Univ)                       3.790      07/05/07      3,800,000
    1,925,000  Butler Co OH Hlthcare Facs Rev (Lifesphere)                    3.760      07/05/07      1,925,000
    1,085,000  Butler Co OH Hosp Facs (Berkeley Sq Ret)                       3.770      07/05/07      1,085,000
    2,500,000  Cambridge OH Hosp Facs Rev (SE OH Regl Med)                    3.800      07/05/07      2,500,000
    2,000,000  Carroll Co OH Hlthcare Facs (St Johns Village)                 3.800      07/05/07      2,000,000
    4,425,000  Clark Co OH MFH Rev (OH Masonic Home)                          3.750      07/05/07      4,425,000
    1,175,000  Cleveland OH Waterworks Rev Ser B                              3.730      07/05/07      1,175,000
       90,000  Cochocton Co OH Hosp (Echoing Hills Village)                   4.100      07/05/07         90,000
    2,040,000  Columbus OH Regl Arpt Auth Rev                                 3.750      07/05/07      2,040,000
      300,000  Columbus OH Swr Rev                                            3.720      07/05/07        300,000
    1,380,000  Cuyahoga Co OH Civic Facs (West Side Ecumenical)               3.800      07/05/07      1,380,000
    4,160,000  Cuyahoga Co OH Cont Care Facs Rev                              3.730      07/05/07      4,160,000
    1,315,000  Cuyahoga Co OH EDR (Cleveland Botanical)                       3.750      07/05/07      1,315,000
    2,940,000  Delaware Co OH Hlth Facs (Sarah Moore Home)                    3.880      07/05/07      2,940,000
    1,850,000  Franklin Co OH EDR (Dominican Sisters)                         3.800      07/05/07      1,850,000
    1,195,000  Franklin Co OH Hlth Facs (Heinzerling Fndtn)                   3.920      07/05/07      1,195,000
    1,900,000  Franklin Co OH Hosp Rev (Childrens Hosp)                       3.730      07/05/07      1,900,000
      825,000  Franklin Co OH IDR (OH Girl Scout Council)                     4.250      07/05/07        825,000
      300,000  Hamilton Co OH EDR (Contemporary Arts Ctr)                     3.770      07/05/07        300,000
    2,500,000  Hamilton Co OH Hlthcare (Life Enriching Cmntys) Ser B          3.750      07/05/07      2,500,000
    1,515,000  Hamilton Co OH Hlthcare Facs Rev (Episcopal)                   3.740      07/05/07      1,515,000
    1,150,000  Hamilton Co OH Hosp (Beechwood Home)                           3.770      07/05/07      1,150,000
    2,943,000  Hamilton OH MFH Afford Hsg (Knollwood Village) Ser A           3.790      07/05/07      2,943,000
    2,524,000  Hancock Co OH MFH (Crystal Glen Apts) Ser A                    3.750      07/05/07      2,524,000
    4,000,000  Henry Co OH Fac Impt Rev (Co Hosp)                             3.800      07/05/07      4,000,000
    4,000,000  Highland Co OH Jt Twp Hosp Facs Rev                            3.760      07/05/07      4,000,000
    2,000,000  Jackson OH Hosp Facs Rev (Holzer Cons Hlth Sys)                3.780      07/05/07      2,000,000
    2,695,000  Lima OH Hosp Facs (Lima Mem Hosp)                              3.800      07/05/07      2,695,000
      400,000  Lucas Co OH Hlth Facs (Lutheran Homes)                         3.770      07/05/07        400,000
       25,000  Lucas Co OH Hosp Rev (Sunshine Childrens Home)                 3.900      07/05/07         25,000
    5,000,000  Mahoning Co OH Hosp Facs Rev (Forum Hlth Oblig)                3.750      07/05/07      5,000,000
      265,000  Mahoning Co OH IDR (OH Heart Inst)                             4.250      07/05/07        265,000
      155,000  Marion Co OH Hosp Pooled Lease Rev                             3.790      07/05/07        155,000
    1,045,000  Mason OH TIF Rev (Central Parke of Mason)                      3.820      07/05/07      1,045,000
      995,000  Montgomery Co OH Hlth Facs (Cmnty Blood Ctr)                   4.100      07/05/07        995,000
    1,500,000  Montgomery Co OH Rev (St Vincent de Paul)                      3.750      07/05/07      1,500,000
      700,000  OH St Higher Ed Fac Pooled Fin Rev (1997)                      3.830      07/05/07        700,000
    2,700,000  OH St Higher Ed Fac Pooled Fin Rev (1998)                      3.830      07/05/07      2,700,000
    1,275,000  OH St Higher Ed Fac Pooled Fin Rev (1999)                      3.830      07/05/07      1,275,000
    5,000,000  OH St Higher Ed Fac Pooled Fin Rev Ser B                       3.750      07/05/07      5,000,000
    2,200,000  OH St Higher Ed Fac Rev (Marietta College)                     3.760      07/05/07      2,200,000
      200,000  OH St Higher Ed Rev (Malone College)                           3.800      07/05/07        200,000
    3,610,000  OH St Tpk Rev Fltr Ctfs Ser 71                                 3.790      07/05/07      3,610,000
    2,100,000  OH Univ Gen Rcpts Rev                                          3.750      07/05/07      2,100,000

--------------------------------------------------------------------------------
OHIO TAX-FREE MONEY MARKET FUND (CONTINUED)
--------------------------------------------------------------------------------

   PRINCIPAL                                                                 COUPON      MATURITY       MARKET
    AMOUNT                                                                    RATE         DATE         VALUE
----------------------------------------------------------------------------------------------------------------

               FLOATING & VARIABLE RATE DEMAND NOTES -- 72.7% (CONTINUED)
   $  700,000  Ottawa Co OH Hosp Facs Rev (Luther Home of Mercy) Ser 97       3.850      07/05/07   $    700,000
    1,300,000  Ottawa Co OH Hosp Rev (Lutheran Home of Mercy) Ser 99          3.850      07/05/07      1,300,000
    3,535,000  Port Gtr Cincinnati Dev Auth Rev (Cincinnati Zoo)              3.830      07/05/07      3,535,000
      710,000  Port Gtr Cincinnati Dev Auth Rev (Cincinnati Zoo)              3.910      07/05/07        710,000
    3,450,000  Puerto Rico Childrens Tr Fund Putter Ser 149                   3.770      07/05/07      3,450,000
    3,815,000  Sharonville OH IDR (Duke Rlty LP)                              3.870      07/05/07      3,815,000
    2,320,000  Summit Co OH Civic Facs Rev (YMCA)                             3.800      07/05/07      2,320,000
    1,260,000  Summit Co OH Hlth Facs (Evant Inc)                             3.850      07/05/07      1,260,000
    3,995,000  Univ of Akron Gen Rcpts Fltr Ctfs Ser 165                      3.790      07/05/07      3,995,000
    3,610,000  Univ of Akron Gen Rcpts Ser 2004                               3.740      07/05/07      3,610,000
      475,000  Univ of Cincinnati OH Gen Rcpts Ser B                          3.740      07/05/07        475,000
    1,600,000  Warren Co OH IDR (Liquid Container)                            3.740      07/05/07      1,600,000
    1,685,000  Westlake OH Hlthcare Fac (Lutheran Home)                       3.750      07/05/07      1,685,000
    4,720,000  Woodlawn OH EDR (Goodwill Inds)                                3.770      07/05/07      4,720,000
    1,360,000  Miami Co OH Hosp Facs (Upper Valley Med Ctr)                   3.790      07/06/07      1,360,000
    5,700,000  Hamilton Co OH IDR (ADP)                                       3.750      07/15/07      5,700,000
----------------------------------------------------------------------------------------------------------------
               TOTAL FLOATING & VARIABLE RATE DEMAND NOTES                                          $199,752,000
----------------------------------------------------------------------------------------------------------------

               ADJUSTABLE RATE PUT BONDS -- 3.4%
   $2,635,000  Cuyahoga Co OH IDR (Halle Office Bldg)                         4.015      10/01/07   $  2,635,000
    3,000,000  ABN AMRO MuniTOPS Ctfs Tr 2006-37, 144A                        3.750      10/04/07      3,000,000
      755,000  Clermont Co OH EDR (John Q Hammons/Clermont Hills)             4.050      11/01/07        755,000
    1,935,000  Richland Co OH IDR (Mansfield Sq Ltd)                          3.950      11/15/07      1,935,000
      415,000  Gallia Co OH IDR (Jackson Pike Assoc)                          4.000      12/15/07        415,000
      770,000  McDonald Tax Exempt Mtge Trust                                 4.350      12/17/07        770,000
----------------------------------------------------------------------------------------------------------------
               TOTAL ADJUSTABLE RATE PUT BONDS                                                      $  9,510,000
----------------------------------------------------------------------------------------------------------------

               TOTAL INVESTMENT SECURITIES -- 99.6%
               (Amortized Cost $273,759,820)                                                        $273,759,820

               OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.4%                                           1,095,949
----------------------------------------------------------------------------------------------------------------

               NET ASSETS -- 100.0%                                                                 $274,855,769
================================================================================================================

See accompanying notes to portfolios of investments and notes to financial statements.

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
TAX-FREE MONEY MARKET FUND - JUNE 30, 2007
--------------------------------------------------------------------------------

   PRINCIPAL                                                                 COUPON      MATURITY       MARKET
    AMOUNT                                                                    RATE         DATE         VALUE
----------------------------------------------------------------------------------------------------------------

               FIXED RATE REVENUE & GENERAL OBLIGATION BONDS -- 18.4%
   $  100,000  DE Trans Auth Rev                                              5.500      07/01/07   $    100,000
      150,000  GA St Tollway Auth Rev (GA 400)                                5.000      07/01/07        150,000
      150,000  KY St Tpk Auth EDR                                             5.500      07/01/07        150,000
      250,000  MA St Hlth & Edl Facs (Southcoast Hlth Sys)                    5.500      07/01/07        250,000
      250,000  Maricopa Co AZ SD # 006 UTGO (Washington Elem) Prerefunded
                 @ 100                                                        4.750      07/01/07        250,000
      160,000  VA College Bldg Auth (Marymount Univ)                          4.300      07/01/07        160,000
      150,000  WA St Pub Pwr Supply (Nuclear Proj No 2) ETM                   6.000      07/01/07        150,000
      200,000  WA St Pub Pwr Supply Ref (Nuclear) Ser A Prerefunded @ 102     5.250      07/01/07        204,000
      150,000  PCS Bldg Corp Ind First Mtg                                    4.000      07/05/07        150,005
      420,000  Columbiana OH Elect Sys Impt Rev BANS                          4.300      07/11/07        420,028
      200,000  Gateway PA SD UTGO Prerefunded @ 100                           5.250      07/15/07        200,121
      150,000  Tarrant Co TX LTGO Ref & Impt                                  4.375      07/15/07        150,024
    1,000,000  AMP OH Elect Sys Rev BANS (Woodville Village)                  4.350      07/19/07      1,000,120
      500,000  Falmouth MA LTGO BANS                                          4.500      07/20/07        500,117
      250,000  Hamilton Co IN Pub Bldg Corp Ref (First Mtg)                   4.500      07/20/07        250,099
      510,000  Kirtland OH UTGO BANS                                          4.150      07/25/07        510,066
    1,000,000  Oak Creek-Franklin WS Jt SD UTGO Prerefunded @ 100             4.250      07/25/07      1,000,000
      100,000  MN St UTGO                                                     4.875      08/01/07        100,101
      200,000  NV St UTGO Subser 1                                            4.750      08/01/07        200,186
      350,000  Philadelphia PA Wtr & Wastewtr Rev Ser A Prerefunded @ 102     5.250      08/01/07        357,433
      320,000  South Bend IN Ripley Sch Bldg Corp First Mtg Prerefunded @ 101 5.500      08/01/07        323,686
      250,000  TX St Pub Fin Auth Bldg Rev                                    6.000      08/01/07        250,499
      200,000  Wiseburn CA SD UTGO Ser A Prerefunded @ 102                    5.000      08/01/07        204,164
      425,000  AMP OH Elect Sys Rev BANS (Carey Village)                      4.400      08/02/07        425,091
      100,000  Denton TX ISD Bldg & Ref UTGO                                  4.050      08/15/07        100,048
      500,000  Albany MN ISD No 745 UTGO                                      4.500      09/03/07        500,503
      250,000  Dist of Columbia Rev (George Wash Univ)                        5.500      09/15/07        250,918
      745,000  AMP OH Elect Sys Rev BANS (Hubbard)                            3.850      09/27/07        745,000
      200,000  Dist of Columbia Rev (Howard Univ)                             5.500      10/01/07        200,926
      100,000  Milwaukee Co WI Ref Ser A UTGO                                 4.000      10/01/07        100,075
      100,000  MS St Gaming Co Hwy Impts UTGO                                 5.000      10/01/07        100,308
      300,000  NJ Casino Reinvestment Dev Auth ETM                            6.000      10/01/07        301,737
      300,000  MI St Bldg Auth Rev Facs Ser II Prerefunded @ 101              5.500      10/15/07        304,542
      705,000  IN Hlth Fac (Charity Oblig Group) Prerefunded @ 100            5.000      11/01/07        708,015
      200,000  OH St Pub Facs Com Higher Ed Prerefunded @ 100                 4.750      11/01/07        200,701
      150,000  Utah Co UT Sales Tax Rev Ref                                   4.000      11/01/07        150,047
      700,000  Celina OH LTGO Var Purp Nts                                    4.625      11/14/07        701,964
      400,000  PA St UTGO                                                     5.375      11/15/07        402,241
      290,000  Pinellas Co FL Hlth Facs (Baycare Hlth)                        5.000      11/15/07        291,433
      175,000  IL St UTGO Ser 1                                               5.500      12/01/07        176,293
      500,000  Jones Co MS Hosp (South Cent Regl Med Ctr) Prerefunded @ 100   5.500      12/01/07        503,611
      250,000  Snohomish Co WA SD No 002 UTGO                                 4.350      12/01/07        250,780
    1,250,000  Forest Park OH Var Purp BANS                                   4.270      12/27/07      1,252,933
      500,000  Chicago IL LTGO ETM                                            5.000      01/01/08        502,763
    1,005,000  AMP OH Inc (Seville Village)                                   4.250      01/17/08      1,007,138
      500,000  Willard OH LTGO Purp Impt BANS                                 4.250      01/23/08        501,095
      160,000  Houston TX LTGO Ser C                                          7.000      03/01/08        163,151
      600,000  Mentor On The Lake OH LTGO BANS                                4.150      06/25/08        601,700
      450,000  AMP OH Elect Sys BANS (Newton Falls)                           4.250      06/30/08        450,949
      420,000  Columbiana OH Elec Sys Impt BANS                               4.250      07/10/08        420,806
----------------------------------------------------------------------------------------------------------------
               TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS                                  $ 18,345,417
----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TAX-FREE MONEY MARKET FUND (CONTINUED)
--------------------------------------------------------------------------------

   PRINCIPAL                                                                 COUPON      MATURITY       MARKET
    AMOUNT                                                                    RATE         DATE         VALUE
----------------------------------------------------------------------------------------------------------------

               FLOATING & VARIABLE RATE DEMAND NOTES -- 79.0%
   $  935,000  Arvada CO Wtr Sys Rev                                          3.900      07/01/07   $    935,000
    2,500,000  Berkeley Co SC Exempt Fac Indl Rev                             3.960      07/02/07      2,500,000
    4,500,000  Decatur AL Indl Dev Brd (BP Amoco Chem Co)                     3.960      07/02/07      4,500,000
      300,000  Forsyth MT PCR (Pacificorp)                                    3.900      07/02/07        300,000
    2,700,000  Harris Co TX Hlth Facs Dev Rev (TX Children's Hosp)            3.920      07/02/07      2,700,000
      950,000  ID Hlth Facs Auth Rev ( St Lukes Regl Med Ctr)                 3.940      07/02/07        950,000
    4,400,000  Jackson Co MS Port Fac Rev (Chevron USA Inc)                   3.900      07/02/07      4,400,000
    1,200,000  Loudoun Co VA IDA Rev (Howard Hughes Med) Ser C                3.880      07/02/07      1,200,000
    4,500,000  MA St Hlth & Ed Facs Auth Rev (Children's Hosp) Ser L-2        3.900      07/02/07      4,500,000
    1,900,000  MaComb Co MI Hosp Fin Auth Rev (Mt Clemens) Ser A-1            3.880      07/02/07      1,900,000
    1,100,000  Manatee Co FL PCR (FL Pwr & Light Co)                          3.900      07/02/07      1,100,000
    4,500,000  NH Hlth & Ed Facs Auth Rev (Dartmouth College) Ser A           3.900      07/02/07      4,500,000
      100,000  OH St Higher Ed Fac Rev (Case Western)                         3.900      07/02/07        100,000
    1,100,000  OH St Solid Waste Rev (BP Prod North Amer)                     3.950      07/02/07      1,100,000
    4,500,000  Orange Co FL Hlth Facs Auth Rev (Orlando Regl Hlth Care)
                 Ser A1                                                       3.900      07/02/07      4,500,000
    4,480,000  Putnam Co FL PCR Dev Auth (FL Pwr & Light Co)                  3.900      07/02/07      4,480,000
    3,600,000  Sarasota Co FL Pub Hosp (Sarasota Mem Hosp)                    3.900      07/02/07      3,600,000
    3,675,000  Sarpy Co NE Hlth Facs Auth Hosp Rev (Immanuel Hlth Sys) Ser    3.920      07/02/07      3,675,000
    3,000,000  Sweetwater Co WY Environmental Impt Rev (Pacificorp)           3.940      07/02/07      3,000,000
    2,205,000  Univ Athletic Assn Inc (FL Athletic Prog Rev)                  3.900      07/02/07      2,205,000
    4,500,000  Univ MI Univ Hosp Revs Ser A                                   3.900      07/02/07      4,500,000
    2,500,000  WA St Hlth Care Facs Auth Rev (Multicare Hlth Sys) Ser D       3.920      07/02/07      2,500,000
      400,000  Bloomington IL Normal Arpt Auth                                4.100      07/04/07        400,000
    1,100,000  Scio Twp MI EDR (ADP Inc)                                      4.240      07/04/07      1,100,000
      585,000  Ulster Co NY IDA IDR (Viking Industries Inc) Ser A             3.870      07/04/07        585,000
    1,000,000  ABN AMRO MuniTOPS Ctfs Tr 2006-56 (Frisco TX)                  3.790      07/05/07      1,000,000
      225,000  Akron Bath Copley OH Hosp (Visiting Nurse Svcs)                3.850      07/05/07        225,000
      240,000  CA Infra EDB IDR (Metrotile Mfg) Ser A                         3.990      07/05/07        240,000
      100,000  CA Statewide Cmntys IDR (American Modular Sys)                 3.780      07/05/07        100,000
      100,000  Catawba Co NC Ind Fac (Lucky 7 Dev Grp)                        3.890      07/05/07        100,000
    1,000,000  Cl B Rev Ctfs Ser 2006-1                                       3.950      07/05/07      1,000,000
      490,000  CO HFA EDR (Casarosa & Denver Gasket Inc)                      3.990      07/05/07        490,000
      635,000  Eagan MN Rev RANS                                              3.780      07/05/07        635,000
      260,000  Fargo ND CDR Rev (Kelly Inns Fargo)                            3.900      07/05/07        260,000
      500,000  Hailey ID IDC Rev (Rocky Mountain Hardware)                    3.930      07/05/07        500,000
    1,000,000  Highland Co OH Jt Twp Hosp Dist Facs Rev Var Ref               3.760      07/05/07      1,000,000
      867,000  Indianapolis IN EDR (Pedcor Invts Waterfront-B)                4.050      07/05/07        867,000
      740,000  Indianapolis IN MFH Rev (Nora Commons)                         3.930      07/05/07        740,000
      225,000  Johnston Co NC IDA PCR (Inolex Chem Co)                        3.930      07/05/07        225,000
      280,000  Lake Co IL Cmnty SD #73 Putter Ser 329                         3.810      07/05/07        280,000
      390,000  Lancaster NE IDR (Garner Inds) Ser B                           3.830      07/05/07        390,000
      100,000  Lemoore CA COP (Muni Golf Course)                              3.830      07/05/07        100,000
      500,000  Lexington-Fayette Urban Co KY Govt IBR (Liberty Ridge)         3.830      07/05/07        500,000
    2,110,000  Lexington-Fayette Urban Co KY Rev IBR (Eastland Pkwy)          3.830      07/05/07      2,110,000
      245,000  MA St Ind Fin Agy Rev (Lower Mills Assoc LP)                   3.830      07/05/07        245,000
      240,000  Maricopa Co AZ IDA Hsg Rev (San Angelin Apts)                  3.990      07/05/07        240,000
       95,000  Montgomery Co OH EDR (Benjamin & Marian)                       3.800      07/05/07         95,000
      685,000  Oakland CA Liq Fac Rev (Assoc Bay Area Govt)                   3.840      07/05/07        685,000
      550,000  Ottawa Co OH Hosp Facs Rev (Luther Home of Mercy) Ser 97       3.850      07/05/07        550,000
    1,440,000  Rev Bd Ctfs Ser 04-13 (Centennial East Apts)                   3.950      07/05/07      1,440,000
    1,000,000  Southglenn Met Dist CO Rev                                     3.780      07/05/07      1,000,000
      640,000  St Charles Co MO IDA Rev (National Cart) Ser A                 3.900      07/05/07        640,000
    1,700,000  Storm Lake IA High Ed Facs Rev (Buena Vista)                   3.880      07/05/07      1,700,000
----------------------------------------------------------------------------------------------------------------
               TOTAL FLOATING & VARIABLE RATE DEMAND NOTES                                          $ 78,587,000
----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TAX-FREE MONEY MARKET FUND (CONTINUED)
--------------------------------------------------------------------------------

   PRINCIPAL                                                                 COUPON      MATURITY       MARKET
    AMOUNT                                                                    RATE         DATE         VALUE
----------------------------------------------------------------------------------------------------------------

               ADJUSTABLE RATE PUT BONDS -- 2.4%
   $  245,000  Summit Co OH IDR (SD Myers Inc)                                4.350      08/15/07   $    245,000
      345,000  Dayton KY IBR (Patriot Signage Inc)                            4.500      09/01/07        345,000
      215,000  Summit Co OH IDR (Struktol Co America)                         4.400      09/01/07        215,000
       85,000  Cuyahoga Co OH IDR (Halle Office Bldg)                         4.015      10/01/07         85,000
      155,000  Newport KY IBR (Sumerel Tire)                                  4.100      12/01/07        155,000
    1,000,000  Westmoreland Co PA IDA (White Cons Inds)                       4.125      12/01/07      1,000,000
      325,000  McDonald Tax Exempt Mtge Trust                                 4.350      12/17/07        325,000
----------------------------------------------------------------------------------------------------------------
               TOTAL ADJUSTABLE RATE PUT BONDS                                                      $  2,370,000
----------------------------------------------------------------------------------------------------------------

               TOTAL INVESTMENT SECURITIES -- 99.8%
               (Amortized Cost $99,302,417)                                                         $ 99,302,417

               OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.2%                                             212,892
----------------------------------------------------------------------------------------------------------------

               NET ASSETS -- 100.0%                                                                 $ 99,515,309
================================================================================================================

See accompanying notes to portfolios of investments and notes to financial statements.

--------------------------------------------------------------------------------
NOTES TO PORTFOLIOS OF INVESTMENTS
JUNE 30, 2007
--------------------------------------------------------------------------------

Variable and adjustable rate put bonds earn interest at a coupon rate which fluctuates at specified intervals, usually daily, monthly or semi-annually. The rates shown in the Portfolios of Investments are the coupon rates in effect at June 30, 2007.

Put bonds may be redeemed at the discretion of the holder on specified dates prior to maturity. Mandatory put bonds are automatically redeemed at a specified put date unless action is taken by the holder to prevent redemption.

Bonds denoted as prerefunded are anticipated to be redeemed prior to their scheduled maturity. The dates indicated in the Portfolios of Investments are the stipulated prerefunded dates.

PORTFOLIO ABBREVIATIONS:

BANS - Bond Anticipation Notes
CDR - Community Development Revenue
COP - Certificates of Participation
CSD - City School District
EDB -Economic Development Bank
EDR - Economic Development Revenue
ETM - Escrowed to Maturity
GO - General Obligation
GTD - Guaranteed
HFA - Housing Finance Authority/Agency
IBR - Industrial Building Revenue
IDA - Industrial Development Authority/Agency
IDC - Industrial Development Corporation
IDR - Industrial Development Revenue
ISD - Independent School District
LSD - Local School District
LTGO - Limited Tax General Obligation
MFH - Multi-Family Housing
PCR - Pollution Control Revenue
RANS - Revenue Anticipation Notes
SD - School District
TIF - Tax Increment Financing
UT - Unlimited Tax
UTGO - Unlimited Tax General Obligation
144A - This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This seccurity may be sold in a transaction exempt form registration, normally to qualified institutional buyers.

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION (UNAUDITED)
JUNE 30, 2007
--------------------------------------------------------------------------------

As of June 30, 2007, the Ohio Insured Tax-Free Fund and the Ohio Tax-Free Money Market Fund were invested exclusively in debt obligations issued by the State of Ohio and its political subdivisions, agencies, authorities and instrumentalities and by other issuers, the interest from which is exempt from Ohio personal income tax. The Florida Tax-Free Money Market Fund was 85.0% invested in debt obligations issued by the State of Florida and its political subdivisions, agencies, authorities and instrumentalities and by other issuers, the value of which is exempt from federal income tax. As of June 30, 2007, 11.9% of the portfolio securities of the Tax-Free Money Market Fund were concentrated in the State of Ohio, 3.3% in the State of Kentucky and 2.9% in the State of Indiana.

The Florida Tax-Free Money Market Fund, the Ohio Insured Tax-Free Fund, and the Ohio Tax-Free Money Market Fund are each non-diversified Funds under the 1940 Act. Thus, investments may be concentrated in fewer issuers than those of a diversified fund. As of June 30, 2007, there were no concentrations of investments (10% or greater) in any one issuer.

The Florida Tax-Free Money Market Fund, the Ohio Tax-Free Money Market Fund and the Tax-Free Money Market Fund each invest in municipal securities maturing in 13 months or less and having a short-term rating in one of the top two ratings categories by at least two nationally recognized statistical rating agencies (or by one such agency if a security is rated by only that agency) or, if unrated, are determined by the Advisor, under the supervision of the Board of Trustees, to be of comparable quality.

As of June 30, 2007, 94.8% of the Ohio Insured Tax-Free Fund's long-term portfolio securities were either (1) insured by an insurance policy obtained from a recognized insurer which carries a rating of AAA by S&P or Aaa by Moody's, (2) guaranteed as to the payment of interest and principal by an agency or instrumentality of the U.S. Government or (3) secured as to the payment of interest and principal by an escrow account consisting of obligations of the U.S. Government. Four private insurers individually insure more than 10% of the Ohio Insured Tax-Free Fund's portfolio securities and collectively insure 88.2% of its portfolio securities.

The concentration of investments for each Fund as of June 30, 2007, classified by revenue source, was as follows:

                               FLORIDA TAX-FREE   OHIO INSURED   OHIO TAX-FREE     TAX-FREE
                                 MONEY MARKET       TAX-FREE      MONEY MARKET   MONEY MARKET
                                     FUND             FUND            FUND          FUND
---------------------------------------------------------------------------------------------
General Obligations                   20.9%           41.1%            3.5%              9.0%
---------------------------------------------------------------------------------------------
Revenue Bonds:
    Industrial Development/
      Pollution Control                4.2%             --             8.1%              8.8%
    Hospital/Health Care              22.3%           12.9%           24.4%             46.9%
    Utilities/Water & Sewer            5.8%            6.6%           10.7%              9.9%
    Education                         19.9%           12.2%           21.8%              8.6%
    Housing/Mortgage                  15.1%            0.1%            5.8%              2.5%
    Economic Development               3.9%             --            10.7%              3.9%
    Public Facilities                   --              --             2.3%              0.4%
    Transportation                      --             7.2%            2.8%              0.4%
    Special Tax                        3.1%             --             3.5%              3.2%
    Miscellaneous                      4.8%           19.9%            6.4%              6.4%
---------------------------------------------------------------------------------------------
Total Investments                    100.0%          100.0%          100.0%            100.0%
=============================================================================================

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of Touchstone Tax-Free Trust

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Touchstone Tax-Free Trust, comprised of the Florida Tax-Free Money Market Fund, the Ohio Insured Tax-Free Fund, the Ohio Tax-Free Money Market Fund, and the Tax-Free Money Market Fund (the "Funds") as of June 30, 2007, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2007, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds comprising Touchstone Tax-Free Trust at June 30, 2007, the results of their operations for the year then ended, the changes in their net assets for the two years in the period then ended and their financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.


                                                           /s/ Ernst & Young LLP

Cincinnati, Ohio
August 14, 2007

--------------------------------------------------------------------------------
OTHER ITEMS (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING DISCLOSURE

The Sub-Advisor is responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisor uses in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended June 30 are available without charge upon request by calling toll free 1.800.543.0407. These items are also available on the Securities and Exchange Commission's website at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission's website; (ii) may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling
1.800.543.0407. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SCHEDULE OF SHAREHOLDER EXPENSES

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 through June 30, 2007).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six Months Ended June 30, 2007" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

--------------------------------------------------------------------------------
OTHER ITEMS (CONTINUED)
--------------------------------------------------------------------------------

EXPENSES
--------------------------------------------------------------------------------------------
                                                                                   EXPENSES
                                                                                     PAID
                                        NET EXPENSE    BEGINNING       ENDING     DURING THE
                                           RATIO        ACCOUNT        ACCOUNT    SIX MONTHS
                                         ANNUALIZED      VALUE          VALUE       ENDED
                                          JUNE 30,    JANUARY 1,      JUNE 30,     JUNE 30,
                                            2007         2007           2007        2007*
--------------------------------------------------------------------------------------------
FLORIDA TAX-FREE MONEY MARKET FUND
   Actual                                   0.75%     $ 1,000.00    $ 1,014.60   $     3.75
   Hypothetical                             0.75%     $ 1,000.00    $ 1,021.08   $     3.76

OHIO INSURED TAX-FREE FUND
   Class A                Actual            0.75%     $ 1,000.00    $   997.20   $     3.71
   Class A                Hypothetical      0.75%     $ 1,000.00    $ 1,021.08   $     3.76

   Class C                Actual            1.50%     $ 1,000.00    $   994.40   $     7.42
   Class C                Hypothetical      1.50%     $ 1,000.00    $ 1,017.36   $     7.50

OHIO TAX-FREE MONEY MARKET FUND
   Retail Class           Actual            0.75%     $ 1,000.00    $ 1,014.80   $     3.75
   Retail Class           Hypothetical      0.75%     $ 1,000.00    $ 1,021.08   $     3.76

   Institutional Class    Actual            0.50%     $ 1,000.00    $ 1,016.00   $     2.50
   Institutional Class    Hypothetical      0.50%     $ 1,000.00    $ 1,022.32   $     2.51

TAX-FREE MONEY MARKET FUND
   Class A                Actual            0.89%     $ 1,000.00    $ 1,014.40   $     4.45
   Class A                Hypothetical      0.89%     $ 1,000.00    $ 1,020.38   $     4.46

   Class S                Actual            1.15%     $ 1,000.00    $ 1,013.10   $     5.74
   Class S                Hypothetical      1.15%     $ 1,000.00    $ 1,019.09   $     5.76

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year/365] (to reflect the one-half year period).

--------------------------------------------------------------------------------
MANAGEMENT OF THE TRUST (UNAUDITED)
--------------------------------------------------------------------------------

Listed below is basic information regarding the Trustees and principal officers of the Trust. The Trust's Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1.800.543.0407.

INTERESTED TRUSTEES(1):
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         NUMBER
                                                                                                         OF FUNDS
                                     TERM OF                                                             OVERSEEN
                                     OFFICE(2)                                                           IN THE
NAME                     POSITION(S) AND LENGTH                                                          TOUCHSTONE    OTHER
ADDRESS                  HELD WITH   OF             PRINCIPAL OCCUPATION(S)                              FUND          DIRECTORSHIPS
AGE                      TRUST       TIME SERVED    DURING PAST 5 YEARS                                  COMPLEX(3)    HELD(4)
------------------------------------------------------------------------------------------------------------------------------------
Jill T. McGruder         Trustee     Until          Senior Vice President of The Western and Southern       53         Director of
Touchstone Advisors,     and         retirement     Life Insurance Company.  President and a director of               LaRosa's (a
Inc                      President   at age 75      IFS Financial Services, Inc. (a holding company).                  restaurant
303 Broadway                         or until       She is a director of Capital Analysts Incorporated                 chain).
Cincinnati, OH                       she            (an investment advisor and broker-dealer),
Year of Birth: 1955                  resigns or     Integrated Investment Services, Inc. until April
                                     is removed     2007(the Trust's former administrator, accounting
                                     Trustee        and transfer agent), IFS Fund Distributors, Inc. (a
                                     since 1999     broker-dealer), Touchstone Advisors, Inc. (the
                                                    Trust's investment advisor) and Touchstone
                                                    Securities, Inc. (the Trust's distributor).  She is
                                                    also President and a director of IFS Agency
                                                    Services, Inc. (an insurance agency), W&S Financial
                                                    Group Distributors, Inc. (an annuity distributor)
                                                    and IFS Systems, Inc.  She is Senior Vice President
                                                    and a director of W&S Brokerage Services, Inc. (a
                                                    broker-dealer). She is a director, President and
                                                    Chief Executive Officer of Integrity Life Insurance
                                                    Company and National Integrity Life Insurance
                                                    Company.  She is President of Touchstone Tax-Free
                                                    Trust, Touchstone Investment Trust, Touchstone
                                                    Variable Series Trust, Touchstone Strategic Trust,
                                                    Touchstone Funds Group Trust and Constellation
                                                    Institutional Portfolios.  She was President of
                                                    Touchstone Advisors, Inc., and Touchstone
                                                    Securities, Inc. until 2004.


------------------------------------------------------------------------------------------------------------------------------------
John F. Barrett          Trustee     Until          Chairman of the Board, President and Chief Executive    53         Director of
The Western and                      retirement     Officer of The Western and Southern Life Insurance                 The
Southern Life                        at age 75      Company, Western- Southern Life Assurance Company                  Andersons
Insurance Company                    or until       and Western & Southern Financial Group, Inc.;                      (an
400 Broadway                         he resigns     Director and Chairman of Columbus Life Insurance                   agribusiness
Cincinnati, OH                       or is          Company; Fort Washington Investment Advisors, Inc.,                and
Year of Birth: 1949                  removed        Integrity Life Insurance Company and National                      retailing
                                     Trustee        Integrity Life Insurance Company; Director of Eagle                company);
                                     since 2000     Realty Group, Inc., Eagle Realty Investments, Inc.                 Convergys
                                                    and Integrated Investment Services, Inc. (until                    Corporation
                                                    April 2007); Director, Chairman and CEO of WestAd,                 (a provider
                                                    Inc.; President and Trustee of Western & Southern                  of business
                                                    Financial Fund, Inc.                                               support
                                                                                                                       systems and
                                                                                                                       customer
                                                                                                                       care
                                                                                                                       operations)
                                                                                                                       and Fifth
                                                                                                                       Third
                                                                                                                       Bancorp.

------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MANAGEMENT OF THE TRUST (CONTINUED)
--------------------------------------------------------------------------------

INDEPENDENT TRUSTEES:
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         NUMBER
                                                                                                         OF FUNDS
                                     TERM OF                                                             OVERSEEN
                                     OFFICE(2)                                                           IN THE
NAME                     POSITION(S) AND LENGTH                                                          TOUCHSTONE    OTHER
ADDRESS                  HELD WITH   OF             PRINCIPAL OCCUPATION(S)                              FUND          DIRECTORSHIPS
AGE                      TRUST       TIME SERVED    DURING PAST 5 YEARS                                  COMPLEX(3)    HELD(4)
------------------------------------------------------------------------------------------------------------------------------------
Richard L. Brenan        Trustee     Until          Retired Managing Partner of KPMG LLP (a certified       53         Director of
303 Broadway                         retirement     public accounting firm); Director of The National                  Wing
Cincinnati, OH                       at age 75      Underwriter Company (a publisher of insurance and                  Eyecare
Year of Birth: 1944                  or until       financial service products) until 2003.                            Companies.
                                     he resigns
                                     or is
                                     removed
                                     Trustee
                                     since 2005


------------------------------------------------------------------------------------------------------------------------------------
Phillip R. Cox           Trustee     Until          President and Chief Executive Officer of Cox            53         Director of
303 Broadway                         retirement     Financial Corp. (a financial services company).                    the Federal
Cincinnati, OH                       at age 75                                                                         Reserve
Year of Birth: 1947                  or until                                                                          Bank of
                                     he resigns                                                                        Cleveland
                                     or is                                                                             and Duke
                                     removed                                                                           Energy (a
                                     Trustee                                                                           utility
                                     since 1994                                                                        company);
                                                                                                                       Chairman of
                                                                                                                       The
                                                                                                                       Cincinnati
                                                                                                                       Bell
                                                                                                                       Telephone
                                                                                                                       Company
                                                                                                                       LLC;
                                                                                                                       Director of
                                                                                                                       The Timken
                                                                                                                       Company (a
                                                                                                                       manufacturer
                                                                                                                       of
                                                                                                                       bearings,
                                                                                                                       alloy
                                                                                                                       steels and
                                                                                                                       related
                                                                                                                       products
                                                                                                                       and
                                                                                                                       services);
                                                                                                                       Director of
                                                                                                                       Diebold,
                                                                                                                       Incorporated
                                                                                                                       (a provider
                                                                                                                       of
                                                                                                                       integrated
                                                                                                                       self-service
                                                                                                                       delivery
                                                                                                                       and
                                                                                                                       security
                                                                                                                       systems).

------------------------------------------------------------------------------------------------------------------------------------
H. Jerome Lerner         Trustee     Until          Principal of HJL Enterprises (a privately held          53         None
303 Broadway                         retirement     investment company).
Cincinnati, OH                       at age 75
Year of Birth: 1938                  or until
                                     he resigns
                                     or is
                                     removed
                                     Trustee
                                     since 1999

------------------------------------------------------------------------------------------------------------------------------------
Donald C. Siekmann       Trustee     Until          Executive for Duro Bag Manufacturing Co. (a bag         53         Trustee of
303 Broadway                         retirement     manufacturer);  President of Shor Foundation for                   Jewish
Cincinnati, OH                       at age 75      Epilepsy Research (a charitable foundation);                       Hospital,
Year of Birth: 1938                  or until       Trustee of Riverfront Funds (mutual funds) from 1999               Greater
                                     he resigns     - 2004.                                                            Cincinnati
                                     or is                                                                             Arts &
                                     removed                                                                           Education
                                     Trustee                                                                           Center and
                                     since 2005                                                                        Cincinnati
                                                                                                                       Arts
                                                                                                                       Association

------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MANAGEMENT OF THE TRUST (CONTINUED)
--------------------------------------------------------------------------------

INDEPENDENT TRUSTEES (CONTINUED):
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         NUMBER
                                                                                                         OF FUNDS
                                     TERM OF                                                             OVERSEEN
                                     OFFICE(2)                                                           IN THE
NAME                     POSITION(S) AND LENGTH                                                          TOUCHSTONE    OTHER
ADDRESS                  HELD WITH   OF             PRINCIPAL OCCUPATION(S)                              FUND          DIRECTORSHIPS
AGE                      TRUST       TIME SERVED    DURING PAST 5 YEARS                                  COMPLEX(3)    HELD(4)
------------------------------------------------------------------------------------------------------------------------------------
Robert E. Stautberg      Trustee     Until          Retired Partner of KPMG LLP (a certified public         53         Trustee of
303 Broadway                         retirement     accounting firm). Vice President of St. Xavier High                Tri-Health
Cincinnati, OH                       at age 75      School.                                                            Physician
Year of Birth: 1934                  or until                                                                          Enterprise
                                     he resigns                                                                        Corporation.
                                     or is
                                     removed
                                     Trustee
                                     since 1994

------------------------------------------------------------------------------------------------------------------------------------
John P. Zanotti          Trustee     Until          CEO, Chairman and Director of Avaton, Inc. (a           53         Director of
303 Broadway                         retirement     wireless entertainment company).  President of                     QMed
Cincinnati, OH                       at age 75      Cincinnati Biomedical (a life science and economic                 (a health
Year of Birth: 1948                  or until       development company) from July 2003 until 2005. CEO,               care
                                     he resigns     Chairman and Director of Astrum Digital Information                company).
                                     or is          (an information monitoring company) from 2000 until
                                     removed        2001; President of Great American Life Insurance
                                     Trustee        Company from 1999 until 2000.
                                     since 2002

------------------------------------------------------------------------------------------------------------------------------------

(1) Ms. McGruder, as a director of Touchstone Advisors, Inc., the Trust's investment advisor, and Touchstone Securities, Inc., the Trust's distributor and an officer of affiliates of the advisor and distributor, is an "interested person" of the Trust within the meaning of Section 2(a)(19) of the 1940 Act. Mr. Barrett, as President and Chairman of The Western and Southern Life Insurance Company and Western-Southern Life Assurance Company, parent companies of Touchstone Advisors, Inc. and

Year of Birth:                       since 2004;
      Advisors, Inc., a Trust sub-advisor and an officer of other affiliates of the advisor and distributor is an "interested person" of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.

(2) Each Trustee is elected to serve until the age of 75 or until he or she sooner resigns or is removed.

(3) The Touchstone Fund Complex consists of 4 series of the Trust, 5 series of Touchstone Investment Trust, 8 series of Touchstone Strategic Trust, 15 variable annuity series of Touchstone Variable Series Trust, 18 series of Touchstone Funds Group Trust and 3 series of Constellation Institutional Portfolios.

(4) Each Trustee is also a Trustee of Touchstone Investment Trust, Touchstone Strategic Trust, Touchstone Variable Series Trust, Touchstone Funds Group Trust, and Constellation Institutional Portfolios.

--------------------------------------------------------------------------------
MANAGEMENT OF THE TRUST (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL OFFICERS(1):
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         NUMBER
                                                                                                         OF FUNDS
                                     TERM OF                                                             OVERSEEN
                                     OFFICE(1)                                                           IN THE
NAME               POSITION(S)       AND LENGTH                                                          TOUCHSTONE    OTHER
ADDRESS            HELD WITH         OF                 PRINCIPAL OCCUPATION(S)                          FUND          DIRECTORSHIPS
AGE                TRUST             TIME SERVED        DURING PAST 5 YEARS                              COMPLEX(2)    HELD
------------------------------------------------------------------------------------------------------------------------------------
Jill T. McGruder   President and     Until              See biography above.                                53         See biography
Touchstone         Trustee           resignation,                                                                      above.
Advisors, Inc.                       removal or
303 Broadway                         disqualification
Cincinnati, OH                       President
Year of Birth:                       since 2004;
1955                                 President from
                                     2000-2002

------------------------------------------------------------------------------------------------------------------------------------
Brian E. Hirsch    Vice President    Until              Senior Vice President-Compliance of IFS             53         None
Touchstone         and Chief         resignation,       Financial Services, Inc., Director of Compliance
Advisors, Inc.     Compliance        removal or         of W&S Brokerage Services, Inc.; Chief
303 Broadway       Officer           disqualification   Compliance Officer of Puglisi & Co. from 2001
Cincinnati, OH                       Vice President     until 2002.
Year of Birth:                       since 2003
1956

------------------------------------------------------------------------------------------------------------------------------------
James H. Grifo     Vice              Until              President of Touchstone Securities, Inc. and        53         None
Touchstone         President         resignation,       Touchstone Advisors, Inc.;  Managing Director,
Securities, Inc.                     removal or         Deutsche Asset Management until 2001.
303 Broadway                         disqualification
Cincinnati, OH                       Vice President
Year of Birth:                       since 2004
1951

------------------------------------------------------------------------------------------------------------------------------------
William A. Dent    Vice President    Until              Senior Vice President of Touchstone Advisors,       53         None
Touchstone                           resignation,       Inc.; Marketing Director of Promontory
Advisors, Inc.                       removal or         Interfinancial Network from 2002-2003; Senior
303 Broadway                         disqualification   Vice President of McDonald Investments from 1998
Cincinnati, OH                       Vice President     - 2001.
Year of Birth:                       since 2004
1963

------------------------------------------------------------------------------------------------------------------------------------
Terrie A.          Controller and    Until              Senior Vice President, Chief Financial Officer      53         None
Wiedenheft         Treasurer         resignation,       and Treasurer of Integrated Investment Services,
Touchstone                           removal or         Inc. (until April 2007), IFS Fund Distributors,
Advisors, Inc.                       disqualification   Inc. and W&S Brokerage Services, Inc.; Chief
303 Broadway                         Controller         Financial Officer of IFS Financial Services,
Cincinnati, OH                       since 2000         Inc., Touchstone Advisors, Inc. and Touchstone
Year of Birth:                       Treasurer          Securities, Inc. and Assistant Treasurer of Fort
1962                                 since 2003         Washington Investment Advisors, Inc.

------------------------------------------------------------------------------------------------------------------------------------
Jay S. Fitton      Secretary         Until              Director and Senior Counsel of Integrated           53         None
Integrated                           resignation,       Investment Services, Inc. and IFS Fund
Investment                           removal or         Distributors, Inc.
Services, Inc.                       disqualification
303 Broadway                         Secretary
Cincinnati, OH                       since 2006
Year of Birth:
1970

------------------------------------------------------------------------------------------------------------------------------------

(1) Each officer also holds the same office with Touchstone Investment Trust, Touchstone Variable Series Trust, Touchstone Strategic Trust, Touchstone Funds Group Trust and Constellation Institutional Portfolios.

(2) The Touchstone Fund Complex consists of 4 series of the Trust, 5 series of Touchstone Investment Trust,15 series of Touchstone Variable Series Trust, 8 series of Touchstone Strategic Trust, 18 series of Touchstone Funds Group Trust and 3 series of Constellation Institutional Portfolios.

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




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

TOUCHSTONE INVESTMENTS

DISTRIBUTOR
Touchstone Securities, Inc.*
303 Broadway
Cincinnati, Ohio 45202-4203
800.638.8194
www.touchstoneinvestments.com

INVESTMENT ADVISOR
Touchstone Advisors, Inc.*
303 Broadway
Cincinnati, Ohio 45202-4203

TRANSFER AGENT
JPMorgan
P.O. Box 5354
Cincinnati, Ohio 45201-5354

SHAREHOLDER SERVICE
800.543.0407

A Member of Western & Southern Financial Group(R)
--------------------------------------------------------------------------------

[LOGO] TOUCHSTONE(R)
       INVESTMENTS

       303 Broadway, Suite 1100
       Cincinnati, OH  45202-4203

ITEM 2.  CODE OF ETHICS.

At the end of the period covered by this report, the registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. Mr. Robert Stautberg is the registrant's audit committee financial expert and is an independent trustee within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act").

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. Audit fees totaled approximately $60,900 for the June 30, 2007 fiscal year and approximately $57,900 for the June 30, 2006 fiscal year, including fees associated with the annual audit and filings of Form N-1A and N-SAR.

(b) Audit-Related Fees. Audit-Related fees totaled approximately $116,000 for the June 30, 2007 fiscal year and approximately $109,400 for the June 30, 2006 fiscal year and consisted of SAS 70 internal control reviews of the registrant's fund accountant and transfer agent.

(c) Tax Fees. Tax fees totaled approximately $16,600 for the June 30, 2007 fiscal year and $10,800 for the June 30, 2006 fiscal year and consisted of fees for tax compliance services and tax consultation services.

(d) All Other Fees. There were no fees for all other services during the June 30, 2007 or June 30, 2006 fiscal years.

(e) (1) Audit Committee Pre-Approval Policies. The Audit Committee's pre-approval policies describe the types of audit, audit-related, tax and other services that have the general pre-approval of the Audit Committee. The pre-approval policies provide that annual audit service fees, tax services not specifically granted pre-approval, services exceeding pre-approved cost levels and other services that have not received general pre-approval will be subject to specific pre-approval by the Audit Committee. The pre-approval policies further provide that the Committee may grant general pre-approval to other audit services (statutory audits and services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings), audit-related services (accounting consultations related to accounting, financial reporting or disclosure matters not classified as "audit services," assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities, agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters and assistance with internal control reporting requirements under Form N-SAR and Form N-CSR), tax services that have historically been provided by the auditor that the Committee believes would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence and permissible non-audit services classified as "all other services" that are routine and recurring services.

(e)(2) All services described in paragraphs (b) through (d) of Item 4 were approved by the Audit Committee.

(f) Not applicable

(g) The aggregate non-audit fees for services to the registrant, its investment adviser (excluding its sub-advisor) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were approximately $215,325 for the fiscal year ended June 30, 2007 and $212,100 for the fiscal year ended June 30, 2006.

(h) Not applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENTS.

The Schedule of Investments in securities of unaffiliated issuers is included in the Annual Report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Governance Committee will consider shareholder recommendations for nomination to the Board only in the event that there is a vacancy on the Board. Shareholders who wish to submit recommendations for nominations to the Board to fill the vacancy must submit their recommendations in writing to Phillip R. Cox, Chairman of the Governance Committee, c/o Touchstone, 303 Broadway, Suite 1100, Cincinnati, OH 45202. Shareholders should include appropriate information on the background and qualifications of any person recommended to the Governance Committee (e.g., a resume), as well as the candidate's contact information and a written consent from the candidate to serve if nominated and elected. Shareholder recommendations for nominations to the Board will be accepted on an ongoing basis and such recommendations will be kept on file for consideration in the event of a future vacancy on the Board.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) the registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) The Code of Ethics for Senior Financial Officers was filed with registrant's June 30, 2004 N-CSR and is hereby incorporated by reference.

(a)(2) Certifications required by Item 12(a)(2) of Form N-CSR are filed herewith.

(b)     Certification required by Item 11(b) of Form N-CSR is filed herewith.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Touchstone Tax-Free Trust


By (Signature and Title)

/s/ Jill T. McGruder
--------------------
Jill T. McGruder
President

Date:  August 28, 2007

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Jill T. McGruder
--------------------
Jill T. McGruder
President

Date:  August 28, 2007

/s/ Terrie A. Wiedenheft
------------------------
Terrie A. Wiedenheft
Controller & Treasurer

Date:  August 28, 2007